Capital Group Completion Fund Series®
Capital Group Core Bond Completion Fund
Investment portfolio
March 31, 2026
unaudited
Bonds, notes & other debt instruments 104.18% Corporate bonds and notes 61.71% Financials 20.04%	Principal amount (000)	Value (000)
AIB Group PLC 6.608% 9/13/2029 (USD-SOFR + 2.33% on 9/13/2028) (a)(b)	USD200	$209
American Express Co. 5.284% 7/26/2035 (USD-SOFR + 1.42% on 7/26/2034) (b)	100	101
Aon North America, Inc. 5.15% 3/1/2029	155	158
Bank of America Corp. 5.819% 9/15/2029 (USD-SOFR + 1.57% on 9/15/2028) (b)	42	43
Block, Inc. 5.625% 8/15/2030 (a)	20	20
BPCE SA 5.716% 1/18/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.959% on 1/18/2029) (a)(b)	250	256
CaixaBank SA 5.673% 3/15/2030 (USD-SOFR + 1.78% on 3/15/2029) (a)(b)	200	206
Capital One Financial Corp. 4.722% 1/30/2032 (USD-SOFR + 1.15% on 1/30/2031) (b)	180	177
Chubb INA Holdings, LLC 5.00% 3/15/2034	59	59
Citigroup, Inc. 5.333% 3/27/2036 (USD-SOFR + 1.465% on 3/27/2035) (b)	190	191
Danske Bank AS 4.662% 3/27/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.75% on 3/27/2028) (a)(b)	238	239
Deutsche Bank AG 4.999% 9/11/2030 (USD-SOFR + 1.70% on 9/11/2029) (b)	493	495
Fifth Third Bancorp 4.895% 9/6/2030 (USD-SOFR + 1.486% on 9/6/2029) (b)	171	172
Goldman Sachs Group, Inc. 4.937% 4/23/2028 (USD-SOFR + 1.319% on 4/23/2027) (b)	30	30
Goldman Sachs Group, Inc. 5.727% 4/25/2030 (USD-SOFR + 1.265% on 4/25/2029) (b)	494	510
Goldman Sachs Group, Inc. 4.369% 10/21/2031 (USD-SOFR + 1.06% on 10/21/2030) (b)	45	44
HSBC Holdings PLC 2.206% 8/17/2029 (USD-SOFR + 1.285% on 8/17/2028) (b)	237	224
JPMorgan Chase & Co. 5.581% 4/22/2030 (USD-SOFR + 1.16% on 4/22/2029) (b)	471	486
JPMorgan Chase & Co. 4.995% 7/22/2030 (USD-SOFR + 1.125% on 7/22/2029) (b)	441	448
JPMorgan Chase & Co. 2.545% 11/8/2032 (USD-SOFR + 1.18% on 11/8/2031) (b)	8	7
JPMorgan Chase & Co. 5.572% 4/22/2036 (USD-SOFR + 1.68% on 4/22/2035) (b)	89	92
Marsh & McLennan Cos., Inc. 5.00% 3/15/2035	80	80
Morgan Stanley 4.994% 4/12/2029 (USD-SOFR + 1.38% on 4/12/2028) (b)	2	2
Morgan Stanley 4.213% 2/8/2030 (USD-SOFR + 0.762% on 2/8/2029) (b)	250	248
Morgan Stanley 4.654% 10/18/2030 (USD-SOFR + 1.10% on 10/18/2029) (b)	575	575
Morgan Stanley 4.356% 10/22/2031 (USD-SOFR + 1.074% on 10/22/2030) (b)	12	12
Morgan Stanley 4.892% 10/22/2036 (USD-SOFR + 1.314% on 10/22/2035) (b)	31	30
Navient Corp. 5.625% 8/1/2033	50	39
OneMain Finance Corp. 6.625% 5/15/2029	110	110
PNC Financial Services Group, Inc. 5.582% 6/12/2029 (USD-SOFR + 1.841% on 6/12/2028) (b)	171	175
Progressive Corp. 4.60% 3/26/2031	15	15
Progressive Corp. 5.15% 3/26/2036	47	47
Sumisho Air Lease Corp. 4.40% 3/24/2028 (a)	20	20
Sumisho Air Lease Corp. 4.50% 3/24/2029 (a)	20	20
Sumisho Air Lease Corp. 4.85% 3/24/2031 (a)	15	15
Sumitomo Mitsui Financial Group, Inc. 4.494% 1/15/2032 (USD-SOFR + 1.02% on 1/15/2031) (b)	200	197
Truist Financial Corp. 5.153% 8/5/2032 (USD-SOFR + 1.571% on 8/5/2031) (b)	101	102
U.S. Bancorp 5.384% 1/23/2030 (USD-SOFR + 1.56% on 1/23/2029) (b)	206	211
UBS Group AG 5.617% 9/13/2030 (1-year USD-ICE SOFR Swap + 1.34% on 9/13/2029) (a)(b)	512	528
Wells Fargo & Co. 5.574% 7/25/2029 (USD-SOFR + 1.74% on 7/25/2028) (b)	540	552
Wells Fargo & Co. 5.15% 4/23/2031 (USD-SOFR + 1.50% on 4/23/2030) (b)	42	43
		7,188
Capital Group Completion Fund Series — Page 1 of 34

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Consumer discretionary 7.62%	Principal amount (000)	Value (000)
Allwyn Entertainment Financing (UK) PLC 7.875% 4/30/2029 (a)	USD200	$205
Amazon.com, Inc. 4.55% 3/13/2033	18	18
Amazon.com, Inc. 4.65% 11/20/2035	22	22
Amazon.com, Inc. 4.875% 3/13/2036	24	24
Amazon.com, Inc. 5.45% 11/20/2055	60	57
Amazon.com, Inc. 5.55% 11/20/2065	25	24
Carnival Corp. 5.125% 5/1/2029 (a)	22	22
Carnival Corp. 5.75% 8/1/2032 (a)	25	25
Carnival Corp. 6.125% 2/15/2033 (a)	5	5
Ford Motor Credit Co., LLC 6.798% 11/7/2028	678	702
Ford Motor Credit Co., LLC 4.00% 11/13/2030	310	289
Ford Motor Credit Co., LLC 6.054% 11/5/2031	200	201
Ford Motor Credit Co., LLC 6.532% 3/19/2032	200	205
General Motors Financial Co., Inc. 4.60% 1/8/2031	70	69
General Motors Financial Co., Inc. 5.90% 1/7/2035	83	84
General Motors Financial Co., Inc. 5.45% 1/8/2036	40	39
Home Depot, Inc. 4.95% 6/25/2034	114	115
Hyundai Capital America 4.30% 9/24/2027 (a)	282	281
Hyundai Capital America 4.75% 4/6/2029 (a)	200	200
Marriott International, Inc. 5.35% 3/15/2035	36	36
Royal Caribbean Cruises, Ltd. 4.75% 5/15/2033	38	37
Royal Caribbean Cruises, Ltd. 5.375% 1/15/2036	42	41
Royal Caribbean Cruises, Ltd. 5.25% 2/27/2038	18	17
Toyota Motor Credit Corp. 4.05% 3/13/2029	15	15
		2,733
Health care 6.32%
Abbott Laboratories 4.30% 3/15/2033	25	25
Abbott Laboratories 4.65% 3/15/2036	48	47
Abbott Laboratories 5.50% 3/15/2056	32	31
AbbVie, Inc. 4.125% 3/15/2031	13	13
AbbVie, Inc. 4.40% 3/15/2033	16	16
AbbVie, Inc. 4.75% 3/15/2036	8	8
AbbVie, Inc. 5.40% 3/15/2054	192	183
AbbVie, Inc. 5.55% 3/15/2056	5	5
Amgen, Inc. 4.20% 2/19/2031	73	72
Amgen, Inc. 4.85% 2/19/2036	42	41
Amgen, Inc. 5.65% 3/2/2053	134	130
Baxter International, Inc. 4.90% 12/15/2030	75	74
Baxter International, Inc. 5.65% 12/15/2035	61	60
Bristol-Myers Squibb Co. 5.55% 2/22/2054	208	200
Centene Corp. 4.625% 12/15/2029	377	358
CVS Health Corp. 5.70% 6/1/2034	179	184
Eli Lilly and Co. 5.10% 2/12/2035	31	32
Gilead Sciences, Inc. 5.55% 10/15/2053	66	64
HCA, Inc. 3.625% 3/15/2032	58	54
Humana, Inc. 5.55% 5/1/2035	50	49
Medline Borrower, LP 3.875% 4/1/2029 (a)	90	87
Novartis Capital Corp. 4.60% 3/18/2033	63	63
Pfizer, Inc. 5.60% 11/15/2055	90	88
Teva Pharmaceutical Finance Co., LLC 6.15% 2/1/2036	230	237
Thermo Fisher Scientific, Inc. 4.215% 2/12/2031	9	9
Capital Group Completion Fund Series — Page 2 of 34

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Health care (continued)	Principal amount (000)	Value (000)
Thermo Fisher Scientific, Inc. 4.902% 2/12/2036	USD6	$6
UnitedHealth Group, Inc. 5.625% 7/15/2054	137	131
		2,267
Communication services 5.97%
Alphabet, Inc. 4.40% 2/15/2033	19	19
Alphabet, Inc. 4.70% 11/15/2035	15	15
Alphabet, Inc. 4.80% 2/15/2036	26	26
Alphabet, Inc. 5.45% 11/15/2055	30	29
Alphabet, Inc. 5.70% 11/15/2075	35	34
AT&T, Inc. 4.75% 4/30/2033	171	169
AT&T, Inc. 5.40% 2/15/2034	177	181
AT&T, Inc. 4.50% 5/15/2035	22	21
CCO Holdings, LLC 5.125% 5/1/2027 (a)	7	7
CCO Holdings, LLC 4.75% 3/1/2030 (a)	75	71
Charter Communications Operating, LLC 4.40% 4/1/2033	94	88
Charter Communications Operating, LLC 6.55% 6/1/2034	13	13
Charter Communications Operating, LLC 5.85% 12/1/2035	278	274
Charter Communications Operating, LLC 4.80% 3/1/2050	60	44
Charter Communications Operating, LLC 5.25% 4/1/2053	37	29
Charter Communications Operating, LLC 6.70% 12/1/2055	93	89
Comcast Corp. 5.65% 6/1/2054	78	72
Discovery Communications, LLC 3.625% 5/15/2030	2	2
Meta Platforms, Inc. 4.60% 11/15/2032	68	67
Meta Platforms, Inc. 4.875% 11/15/2035	134	132
Meta Platforms, Inc. 5.50% 11/15/2045	16	15
Meta Platforms, Inc. 5.625% 11/15/2055	130	122
Meta Platforms, Inc. 5.75% 11/15/2065	17	16
Sirius XM Radio, LLC 3.875% 9/1/2031 (a)	75	68
T-Mobile USA, Inc. 5.15% 4/15/2034	67	68
T-Mobile USA, Inc. 4.95% 11/15/2035	90	88
Verizon Communications, Inc. 2.355% 3/15/2032	10	9
Verizon Communications, Inc. 4.75% 1/15/2033	38	38
Verizon Communications, Inc. 4.78% 2/15/2035	61	59
Verizon Communications, Inc. 5.25% 4/2/2035	90	90
Verizon Communications, Inc. 5.00% 1/15/2036	47	46
WarnerMedia Holdings, Inc. 4.054% 3/15/2029	25	24
WarnerMedia Holdings, Inc. 4.279% 3/15/2032	93	82
WarnerMedia Holdings, Inc. 5.05% 3/15/2042	52	34
WarnerMedia Holdings, Inc. 5.141% 3/15/2052	3	2
		2,143
Utilities 5.73%
CenterPoint Energy Houston Electric, LLC 4.85% 4/1/2036	25	25
DTE Electric Co. 4.85% 3/1/2036	50	49
FirstEnergy Corp. 2.65% 3/1/2030	100	93
Florida Power & Light Co. 5.70% 3/15/2055	30	30
Georgia Power Co. 5.25% 3/15/2034	119	122
Northern States Power Co. 5.05% 5/15/2035	25	25
Northern States Power Co. 4.85% 5/15/2036	150	148
Pacific Gas and Electric Co. 2.50% 2/1/2031	934	837
Pacific Gas and Electric Co. 5.20% 5/1/2036	25	24
PacifiCorp 5.10% 4/15/2031	25	25
PacifiCorp 5.45% 4/15/2033	60	60
Capital Group Completion Fund Series — Page 3 of 34

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Utilities (continued)	Principal amount (000)	Value (000)
PacifiCorp 5.80% 4/15/2036	USD27	$27
PacifiCorp 5.50% 5/15/2054	78	68
Public Service Electric and Gas Co. 5.625% 1/1/2056	9	9
Southern California Edison Co. 5.15% 6/1/2029	140	142
Southern California Edison Co. 4.80% 3/15/2033	25	25
Southern California Edison Co. 5.20% 6/1/2034	326	324
Union Electric Co. 4.80% 3/15/2036	25	24
		2,057
Information technology 4.71%
APLD ComputeCo 2, LLC 6.75% 3/15/2031 (a)	7	7
Black Pearl Compute, LLC 6.125% 2/15/2031 (a)	5	5
Broadcom, Inc. 5.05% 7/12/2029	256	261
Broadcom, Inc. 4.80% 10/15/2034	6	6
Fair Isaac Corp. 6.00% 5/15/2033 (a)	25	25
Intel Corp. 3.05% 8/12/2051	5	3
Intel Corp. 5.60% 2/21/2054	33	30
Oracle Corp. 4.55% 2/4/2029	50	49
Oracle Corp. 4.45% 9/26/2030	195	188
Oracle Corp. 4.95% 2/4/2031	84	82
Oracle Corp. 4.80% 9/26/2032	315	300
Oracle Corp. 6.25% 11/9/2032	45	46
Oracle Corp. 5.35% 5/4/2033	62	60
Oracle Corp. 5.50% 8/3/2035	14	13
Oracle Corp. 5.20% 9/26/2035	125	117
Oracle Corp. 5.70% 2/4/2036	93	90
Oracle Corp. 5.875% 9/26/2045	75	65
Oracle Corp. 6.00% 8/3/2055	30	25
Oracle Corp. 5.95% 9/26/2055	65	55
Oracle Corp. 6.70% 2/4/2056	78	73
Oracle Corp. 6.10% 9/26/2065	15	13
Roper Technologies, Inc. 5.10% 9/15/2035	13	13
Synopsys, Inc. 5.15% 4/1/2035	120	120
Synopsys, Inc. 5.70% 4/1/2055	45	43
		1,689
Industrials 3.65%
Boeing Co. (The) 6.298% 5/1/2029	345	362
CSX Corp. 4.90% 3/15/2055	58	51
Eaton Corp. 4.20% 3/6/2031	200	197
Honeywell Aerospace, Inc. 4.30% 3/16/2031 (a)	31	31
Honeywell Aerospace, Inc. 4.60% 3/16/2033 (a)	24	24
Icahn Enterprises, LP 5.25% 5/15/2027	200	196
LG Energy Solution, Ltd. 5.00% 4/2/2029 (a)	200	201
Norfolk Southern Corp. 5.35% 8/1/2054	30	28
RTX Corp. 5.75% 1/15/2029	160	166
Union Pacific Corp. 4.95% 5/15/2053	58	52
		1,308
Energy 2.70%
APA Corp. 4.25% 1/15/2030	113	111
Devon Energy Corp. 5.75% 9/15/2054	32	30
Ecopetrol SA 8.875% 1/13/2033	95	100
Enterprise Products Operating, LLC 4.60% 1/15/2031	27	27
Capital Group Completion Fund Series — Page 4 of 34

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Energy (continued)	Principal amount (000)	Value (000)
EOG Resources, Inc. 5.95% 7/15/2055	USD30	$31
Exxon Mobil Corp. 3.452% 4/15/2051	30	21
Hess Midstream Operations, LP 5.875% 3/1/2028 (a)	5	5
Occidental Petroleum Corp. 6.625% 9/1/2030	22	24
Petroleos Mexicanos 6.50% 3/13/2027	250	253
Petroleos Mexicanos 5.95% 1/28/2031	66	63
Petroleos Mexicanos 6.70% 2/16/2032	110	108
Sunoco, LP 4.50% 5/15/2029	90	88
TotalEnergies Capital SA 5.488% 4/5/2054	49	47
TotalEnergies Capital SA 5.275% 9/10/2054	30	28
Venture Global Plaquemines LNG, LLC 6.50% 6/15/2034 (a)	25	26
Venture Global Plaquemines LNG, LLC 6.75% 1/15/2036 (a)	8	8
		970
Real estate 1.85%
Boston Properties, LP 3.25% 1/30/2031	398	367
Boston Properties, LP 5.75% 1/15/2035	50	50
Howard Hughes Corp. (The) 4.375% 2/1/2031 (a)	120	110
Ladder Capital Finance Holdings LLLP 7.00% 7/15/2031 (a)	35	36
Piedmont Operating Partnership, LP 5.625% 1/15/2033	18	18
Prologis, LP 5.125% 1/15/2034	80	81
		662
Consumer staples 1.73%
BAT Capital Corp. 6.421% 8/2/2033	166	180
Constellation Brands, Inc. 4.90% 5/1/2033	53	52
Coty, Inc. 6.625% 7/15/2030 (a)	4	4
Coty, Inc. 5.60% 1/15/2031 (a)	31	30
Mars, Inc. 4.80% 3/1/2030 (a)	17	17
Mars, Inc. 5.20% 3/1/2035 (a)	19	19
Mars, Inc. 5.70% 5/1/2055 (a)	13	13
Philip Morris International, Inc. 5.25% 9/7/2028	242	248
Philip Morris International, Inc. 4.625% 10/29/2035	60	58
		621
Materials 1.39%
BHP Billiton Finance (USA), Ltd. 5.75% 9/5/2055	20	20
Celanese US Holdings, LLC 7.165% 7/15/2027	13	13
Celanese US Holdings, LLC 6.85% 11/15/2028	10	10
Celanese US Holdings, LLC 7.33% 7/15/2029	60	63
Celanese US Holdings, LLC 7.05% 11/15/2030	10	11
Cleveland-Cliffs, Inc. 7.50% 9/15/2031 (a)	50	50
Consolidated Energy Finance SA 5.625% 10/15/2028 (a)	150	140
Dow Chemical Co. (The) 5.65% 3/15/2036	49	48
Dow Chemical Co. (The) 4.375% 11/15/2042	9	7
Dow Chemical Co. (The) 4.80% 5/15/2049	80	62
Dow Chemical Co. (The) 5.60% 2/15/2054	29	25
LYB International Finance III, LLC 5.125% 1/15/2031	3	3
LYB International Finance III, LLC 5.50% 3/1/2034	4	4
LYB International Finance III, LLC 5.875% 1/15/2036	42	42
		498
Total corporate bonds and notes		22,136
Capital Group Completion Fund Series — Page 5 of 34

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations 21.24% Federal agency mortgage-backed obligations 9.23%	Principal amount (000)	Value (000)
Fannie Mae Pool #DA8542 6.00% 2/1/2054 (c)	USD391	$399
Fannie Mae Pool #MA5823 6.00% 9/1/2055 (c)	26	27
Freddie Mac Pool #SD8426 7.00% 4/1/2054 (c)	140	147
Freddie Mac Pool #SD8516 6.00% 3/1/2055 (c)	95	97
Freddie Mac Pool #QY4616 6.00% 6/1/2055 (c)	199	204
Freddie Mac Pool #RJ5631 6.00% 8/1/2055 (c)	108	110
Freddie Mac Pool #RJ5437 6.00% 8/1/2055 (c)	5	5
Freddie Mac Pool #RQ0043 7.00% 8/1/2055 (c)	222	233
Government National Mortgage Assn. 4.00% 4/1/2056 (c)(d)	245	230
Government National Mortgage Assn. 4.50% 4/1/2056 (c)(d)	500	483
Government National Mortgage Assn. 3.50% 5/1/2056 (c)(d)	220	201
Government National Mortgage Assn. Pool #MA7192 2.00% 2/20/2051 (c)	19	15
Government National Mortgage Assn. Pool #MA7880 2.00% 2/20/2052 (c)	68	56
Uniform Mortgage-Backed Security 2.00% 4/1/2056 (c)(d)	564	455
Uniform Mortgage-Backed Security 5.50% 4/1/2056 (c)(d)	175	176
Uniform Mortgage-Backed Security 2.00% 5/1/2056 (c)(d)	546	440
Uniform Mortgage-Backed Security 2.50% 5/1/2056 (c)(d)	38	32
		3,310
Collateralized mortgage-backed obligations (privately originated) 6.17%
BRAVO Residential Funding Trust, Series 2025-NQM4, Class A1, 5.613% 2/25/2065 (a)(b)(c)	139	140
Cascade Funding Mortgage Trust, Series 2024-NR1, Class A1, 6.405% 11/25/2029 (9.405% on 11/25/2027) (a)(b)(c)	133	134
Cascade Funding Mortgage Trust, Series 2024-RM5, Class A, 4.00% 10/25/2054 (a)(c)(e)	91	89
Connecticut Avenue Securities Trust, Series 2024-R06, Class 1M2, (30-day Average USD-SOFR + 1.60%) 5.262% 9/25/2044 (a)(c)(e)	20	20
Connecticut Avenue Securities Trust, Series 2025-R02, Class 1A1, (30-day Average USD-SOFR + 1.00%) 4.662% 2/25/2045 (a)(c)(e)	17	17
Connecticut Avenue Securities Trust, Series 2025-R02, Class 1M1, (30-day Average USD-SOFR + 1.15%) 4.812% 2/25/2045 (a)(c)(e)	25	25
Credit Suisse Mortgage Trust, Series 2017-RPL3, Class A1, 2.00% 1/25/2060 (a)(c)(e)	294	261
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA3, Class M1B, (30-day Average USD-SOFR + 2.90%) 6.562% 4/25/2042 (a)(c)(e)	50	51
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA4, Class M1B, (30-day Average USD-SOFR + 3.35%) 7.012% 5/25/2042 (a)(c)(e)	330	337
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA3, Class M2, (30-day Average USD-SOFR + 1.45%) 5.112% 10/25/2044 (a)(c)(e)	11	11
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2025-DNA1, Class A1, (30-day Average USD-SOFR + 0.95%) 4.612% 1/25/2045 (a)(c)(e)	16	16
JP Morgan Mortgage Trust, Series 2024-INV1, Class A2, 6.00% 4/25/2055 (a)(c)(e)	35	36
JP Morgan Mortgage Trust, Series 2026-NQX1, Class A1, 5.592% 7/25/2066 (a)(c)(e)	100	100
MFRA Trust, Series 2024-NQM3, Class A1, 5.722% 12/25/2069 (6.722% on 12/1/2028) (a)(b)(c)	75	75
Onslow Bay Financial, LLC, Series 2026-R1, Class A1, 4.884% 1/25/2063 (a)(c)(e)	118	117
Onslow Bay Financial, LLC, Series 2024-NQM5, Class A1, 5.988% 1/25/2064 (6.988% on 3/1/2028) (a)(b)(c)	225	226
Onslow Bay Financial, LLC, Series 2025-NQM3, Class A1, 5.648% 12/1/2064 (6.648% on 2/1/2029) (a)(b)(c)	88	88
Onslow Bay Financial, LLC, Series 2026-NQM5, Class A1, 5.434% 1/25/2066 (a)(c)(e)	144	144
Starwood Mortgage Residential Trust, Series 2025-SFR5, Class A, (1-month USD CME Term SOFR + 1.45%) 5.123% 2/17/2042 (a)(c)(e)	100	100
Towd Point Mortgage Trust, Series 2018-2, Class A1, 3.25% 3/25/2058 (a)(c)(e)	50	50
Verus Securitization Trust, Series 2024-8, Class A1, 5.364% 10/25/2069 (a)(c)(e)	100	101
Verus Securitization Trust, Series 2024-9, Class A1, 5.438% 11/25/2069 (a)(c)(e)	76	76
		2,214
Capital Group Completion Fund Series — Page 6 of 34

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities 5.84%	Principal amount (000)	Value (000)
Bank Commercial Mortgage Trust, Series 2024-5YR11, Class AS, 6.139% 11/15/2057 (c)	USD203	$210
Barclays Commercial Mortgage Securities, LLC, Series 23-5C23, Class AS, 7.703% 12/15/2056 (c)(e)	300	317
BMO Mortgage Trust, Series 2023-5C1, Class AS, 7.355% 8/15/2056 (c)(e)	300	314
BMO Mortgage Trust, Series 2024-5C8, Class AS, 5.94% 12/15/2057 (c)(e)	100	103
BX Trust, Series 2025-BIO3, Class A, 6.138% 2/10/2042 (a)(c)	100	101
BX Trust, Series 2025-VOLT, Class A, (1-month USD CME Term SOFR + 1.70%) 5.373% 12/15/2044 (a)(c)(e)	149	149
Ellington Financial Mortgage Trust, Series 2026-NQM4, Class A1, 5.466% 4/25/2071 (a)(c)(e)	100	100
Hawaii Hotel Trust, Series 2025-MAUI, Class A, (1-month USD CME Term SOFR + 1.393%) 5.065% 3/15/2042 (a)(c)(e)	100	100
Houston Galleria Mall Trust, Series 2025-HGLR, Class A, 5.644% 2/5/2045 (a)(c)(e)	100	102
Hudson Yards Mortgage Trust, Series 2025-SPRL, Class A, 5.649% 1/13/2040 (a)(c)(e)	138	141
KSL Commercial Mortgage Trust, Series 2024-HT2, Class A, (1-month USD CME Term SOFR + 1.542%) 5.215% 12/15/2039 (a)(c)(e)	89	89
SWCH Commercial Mortgage Trust, Series 2025-DATA, Class A, (1-month USD CME Term SOFR + 1.443%) 5.115% 2/15/2042 (a)(c)(e)	306	303
Wells Fargo Commercial Mortgage Trust, Series 2024-5C2, Class A3, 5.92% 11/15/2057 (c)(e)	65	68
		2,097
Total mortgage-backed obligations		7,621
Asset-backed obligations 14.52% Other asset-backed securities 7.28%
ACHD Trust, Series 2025-DS1, Class A, 5.978% 1/9/2034 (a)(c)	63	63
Affirm Asset Securitization Trust, Series 2025-X2, Class C, 4.93% 10/15/2030 (a)(c)	100	100
Affirm Master Trust, Series 2026-1A, Class A, 4.37% 2/15/2034 (a)(c)	295	294
Blue Owl Asset Leasing Trust, Series 2024-1A, Class A2, 5.05% 3/15/2029 (a)(c)	31	31
Castlelake Aircraft Securitization Trust, Series 2025-1A, Class A, 5.783% 2/15/2050 (a)(c)	91	92
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 3/15/2061 (a)(c)	462	375
CLI Funding VI, LLC, Series 2020-3A, Class A, 2.07% 10/18/2045 (a)(c)	236	222
EquipmentShare, Series 2024-2M, Class B, 6.43% 12/20/2032 (a)(c)	77	78
Horizon Aircraft Finance, Series 2024-1, Class A, 5.375% 9/15/2049 (a)(c)	231	230
MMP Capital, Series 2025-A, Class B, 5.72% 12/15/2031 (a)(c)	100	101
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class B1, 2.41% 10/20/2061 (a)(c)	100	65
OnDeck Asset Securitization Trust, LLC, Series 2024-2A, Class A, 4.98% 10/17/2031 (a)(c)	100	100
PEAC Solutions Receivables, LLC, Series 2024-2A, Class A2, 4.74% 4/20/2027 (a)(c)	13	13
PEAC Solutions Receivables, LLC, Series 2025-1A, Class A2, 4.94% 10/20/2028 (a)(c)	38	39
PK ALIFT Loan Funding, Series 2026-1, Class A, 4.614% 9/15/2043 (a)(c)	250	247
SCF Equipment Trust, LLC, Series 2025-1A, Class A3, 5.11% 11/21/2033 (a)(c)	126	128
Textainer Marine Containers, Ltd., Series 2020-1A, Class A, 2.73% 8/21/2045 (a)(c)	77	75
Textainer Marine Containers, Ltd., Series 2021-1, Class A, 1.68% 2/20/2046 (a)(c)	237	223
U.S. Bank NA, Series 2025-SUP1, Class B, 5.582% 2/25/2032 (a)(c)	134	135
		2,611
Auto loan 3.63%
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-3A, Class A, 5.44% 2/22/2028 (a)(c)	365	368
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-4A, Class B, 6.32% 6/20/2029 (a)(c)	100	103
Chesapeake Funding II, LLC, Series 2024-1, Class A1, 5.52% 5/15/2036 (a)(c)	112	113
Drive Auto Receivables Trust, Series 2024-2, Class A3, 4.50% 9/15/2028 (c)	32	32
Enterprise Fleet Financing, LLC, Series 2024-4, Class A2, 4.69% 7/20/2027 (a)(c)	137	138
GLS Auto Select Receivables Trust, Series 2024-4A, Class A2, 4.43% 12/17/2029 (a)(c)	26	26
Huntington National Bank (The), Series 2026-1, Class B1, 4.503% 2/20/2034 (a)(c)	250	250
Securitized Term Auto Receivables Trust, Series 2025-A, Class B, 5.038% 7/25/2031 (a)(c)	9	9
Securitized Term Auto Receivables Trust, Series 2025-B, Class B, 4.925% 12/29/2032 (a)(c)	11	11
Securitized Term Auto Receivables Trust, Series 2025-B, Class C, 5.121% 12/29/2032 (a)(c)	6	6
Capital Group Completion Fund Series — Page 7 of 34

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued) Auto loan (continued)	Principal amount (000)	Value (000)
Securitized Term Auto Receivables Trust, Series 2025-B, Class D, 5.463% 12/29/2032 (a)(c)	USD5	$5
Wheels Fleet Lease Funding, LLC, Series 2024-2A, Class A1, 4.87% 6/21/2039 (a)(c)	151	152
Wheels Fleet Lease Funding, LLC, Series 2024-3A, Class A1, 4.80% 9/19/2039 (a)(c)	87	88
		1,301
Credit card 2.71%
Avant Credit Card Master Trust, Series 2024-2A, Class A, 5.38% 5/15/2029 (a)(c)	150	150
Imprint Payments Credit Card Master Trust, Series 2025-A, Class A, 4.84% 9/15/2029 (a)(c)	560	560
Mission Lane Credit Card Master Trust, Series 2024-A, Class A1, 6.20% 8/15/2029 (a)(c)	160	160
Mission Lane Credit Card Master Trust, Series 2025-B, Class A, 5.06% 9/15/2031 (a)(c)	100	101
		971
Collateralized loan obligations 0.47%
Marble Point CLO, Ltd., Series 2019-1A, Class A1R2, (3-month USD CME Term SOFR + 1.04%) 4.711% 7/23/2032 (a)(c)(e)	170	170
Student loan 0.43%
SMB Private Education Loan Trust, Series 2021-A, Class A2B, 1.59% 1/15/2053 (a)(c)	166	154
Total asset-backed obligations		5,207
Bonds & notes of governments & government agencies outside the U.S. 3.67% Mexico 2.87%
Eagle Funding LuxCo SARL 5.50% 8/17/2030 (a)	620	624
United Mexican States 6.00% 5/13/2030	200	207
United Mexican States 6.00% 5/7/2036	200	199
		1,030
Greece 0.80%
Greece (Hellenic Republic of) 0.75% 6/18/2031	EUR280	286
Total bonds & notes of governments & government agencies outside the U.S.		1,316
U.S. Treasury bonds & notes 2.51% U.S. Treasury inflation-protected securities 1.41%
U.S. Treasury Inflation-Protected Security 0.125% 4/15/2026 (f)	USD83	83
U.S. Treasury Inflation-Protected Security 1.25% 4/15/2028 (f)	24	24
U.S. Treasury Inflation-Protected Security 0.125% 1/15/2030 (f)	76	72
U.S. Treasury Inflation-Protected Security 1.875% 7/15/2035 (f)	3	3
U.S. Treasury Inflation-Protected Security 2.125% 2/15/2054 (f)	17	15
U.S. Treasury Inflation-Protected Security 2.375% 2/15/2055 (f)(g)	333	309
		506
U.S. Treasury 1.10%
U.S. Treasury 3.375% 11/30/2027	— (h)	— (h)
U.S. Treasury 3.50% 2/28/2031	366	359
U.S. Treasury 3.875% 3/31/2031	5	5
U.S. Treasury 4.75% 2/15/2056	32	31
		395
Total U.S. Treasury bonds & notes		901
Capital Group Completion Fund Series — Page 8 of 34

unaudited
Bonds, notes & other debt instruments (continued) Municipals 0.53% Illinois 0.49%	Principal amount (000)	Value (000)
City of Chicago, Board of Education, Unlimited Tax GO Bonds (Dedicated Rev.), Series 2010-C, 6.319% 11/1/2029	USD25	$25
City of Chicago, GO Bonds, Series 2026-A, 5.879% 1/1/2031	15	15
City of Chicago, GO Bonds, Series 2026-B, 6.226% 1/1/2032	15	15
City of Chicago, GO Bonds, Series 2026-A, 6.326% 1/1/2033	5	5
GO Bonds, Pension Funding, Series 2003, 5.10% 6/1/2033	113	115
		175
New York 0.04%
New York City GO Bonds, Fiscal 2026, Series 2026-E-1, 5.559% 10/1/2045	10	10
New York City GO Bonds, Fiscal 2026, Series 2026-E-1, 5.372% 10/1/2051	5	5
		15
Total municipals		190
Total bonds, notes & other debt instruments (cost: $37,800,000)		37,371
Short-term securities 0.25% Money market investments 0.25%	Shares
Capital Group Central Cash Fund 3.71% (i)(j)	889	89
Total short-term securities (cost: $89,000)		89
Total investment securities 104.43% (cost: $37,889,000)		37,460
TBA sale commitments (14.40)% Mortgage-backed obligations (14.40)% Federal agency mortgage-backed obligations (14.40)%	Principal amount (000)
Uniform Mortgage-Backed Security 2.50% 4/1/2056 (c)(d)	USD(156)	(131)
Uniform Mortgage-Backed Security 3.00% 4/1/2056 (c)(d)	(244)	(215)
Uniform Mortgage-Backed Security 3.50% 4/1/2056 (c)(d)	(1,043)	(956)
Uniform Mortgage-Backed Security 4.00% 4/1/2056 (c)(d)	(1,291)	(1,219)
Uniform Mortgage-Backed Security 4.50% 4/1/2056 (c)(d)	(1,643)	(1,585)
Uniform Mortgage-Backed Security 5.00% 4/1/2056 (c)(d)	(943)	(930)
Uniform Mortgage-Backed Security 6.50% 4/1/2056 (c)(d)	(125)	(129)
Total TBA sale commitments (proceeds: $5,229,000)		(5,165)
Other assets less liabilities 9.97%		3,575
Net assets 100.00%		$35,870
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 3/31/2026 (000)
3 Month SOFR Futures	Long	1	9/16/2026	USD241	$(1)
3 Month SOFR Futures	Long	38	3/17/2027	9,155	6
2 Year U.S. Treasury Note Futures	Long	85	7/6/2026	17,633	(96)
5 Year U.S. Treasury Note Futures	Long	114	7/6/2026	12,333	(144)
10 Year Italy Government Bond Futures	Long	2	6/10/2026	269	(13)
Capital Group Completion Fund Series — Page 9 of 34

unaudited
Futures contracts (continued)

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 3/31/2026 (000)
10 Year Euro-Bund Futures	Short	4	6/10/2026	USD(580)	$16
10 Year U.S. Treasury Note Futures	Short	20	6/30/2026	(2,221)	26
10 Year Ultra U.S. Treasury Note Futures	Short	46	6/30/2026	(5,222)	86
20 Year U.S. Treasury Bond Futures	Long	30	6/30/2026	3,416	(99)
30 Year Ultra U.S. Treasury Bond Futures	Short	2	6/30/2026	(233)	7
					$(212)
Forward currency contracts

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 3/31/2026 (000)
Currency purchased (000)		Currency sold (000)
USD	108	EUR	92	Morgan Stanley	4/14/2026	$1
USD	92	EUR	79	Goldman Sachs	4/14/2026	1
EUR	4	USD	4	Morgan Stanley	4/15/2026	— (h)
BRL	145	USD	28	Citibank	4/22/2026	— (h)
USD	99	EUR	86	UBS AG	4/22/2026	(1)
						$1
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 3/31/2026 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 3/31/2026 (000)
Rate	Payment frequency	Rate	Payment frequency
SOFR	Annual	4.186%	Annual	2/18/2027	USD180	$(1)	$—	$(1)
SOFR	Annual	3.39981%	Annual	3/31/2027	500	4	—	4
SOFR	Annual	3.34%	Annual	10/3/2027	610	3	—	3
SOFR	Annual	3.2715%	Annual	10/17/2027	250	2	—	2
SOFR	Annual	3.3125%	Annual	10/7/2029	69	1	—	1
SOFR	Annual	3.4445%	Annual	10/7/2029	35	— (h)	—	— (h)
SOFR	Annual	3.455%	Annual	10/7/2029	69	— (h)	—	— (h)
SOFR	Annual	3.4805%	Annual	10/7/2029	35	— (h)	—	— (h)
SOFR	Annual	3.551%	Annual	10/7/2029	69	— (h)	—	— (h)
SOFR	Annual	3.543%	Annual	10/7/2029	35	— (h)	—	— (h)
SOFR	Annual	3.965%	Annual	11/14/2029	198	(3)	—	(3)
SOFR	Annual	3.9195%	Annual	11/15/2029	50	(1)	—	(1)
SOFR	Annual	3.763%	Annual	12/12/2029	70	— (h)	—	— (h)
SOFR	Annual	3.4415%	Annual	2/28/2030	110	1	—	1
SOFR	Annual	3.7815%	Annual	3/31/2030	62	— (h)	—	— (h)
SOFR	Annual	3.794%	Annual	3/31/2030	31	— (h)	—	— (h)
SOFR	Annual	3.796%	Annual	3/31/2030	31	— (h)	—	— (h)
SOFR	Annual	3.797%	Annual	3/31/2030	16	— (h)	—	— (h)
Capital Group Completion Fund Series — Page 10 of 34

unaudited
Swap contracts (continued)

Interest rate swaps (continued)
Centrally cleared interest rate swaps (continued)
Receive		Pay		Expiration date	Notional amount (000)	Value at 3/31/2026 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 3/31/2026 (000)
Rate	Payment frequency	Rate	Payment frequency
SOFR	Annual	3.6065%	Annual	5/12/2030	USD60	$— (h)	$—	$— (h)
SOFR	Annual	3.338%	Annual	8/31/2030	160	2	—	2
SOFR	Annual	3.2175%	Annual	9/18/2030	89	1	—	1
SOFR	Annual	3.2385%	Annual	9/18/2030	46	1	—	1
SOFR	Annual	3.2145%	Annual	9/18/2030	22	— (h)	—	— (h)
SOFR	Annual	3.2155%	Annual	9/18/2030	22	— (h)	—	— (h)
SOFR	Annual	3.237%	Annual	10/24/2030	150	2	—	2
SOFR	Annual	3.563%	Annual	2/2/2031	70	— (h)	—	— (h)
3.403%	Annual	SOFR	Annual	6/17/2031	108	(1)	—	(1)
SOFR	Annual	3.482%	Annual	10/2/2032	128	2	—	2
SOFR	Annual	3.34%	Annual	10/24/2032	110	2	—	2
SOFR	Annual	3.475%	Annual	11/3/2032	160	2	—	2
SOFR	Annual	3.50061%	Annual	11/3/2032	160	2	—	2
SOFR	Annual	3.628%	Annual	1/14/2033	410	2	—	2
SOFR	Annual	3.577%	Annual	1/31/2033	120	1	—	1
SOFR	Annual	3.61832%	Annual	1/31/2033	100	— (h)	—	— (h)
SOFR	Annual	3.67958%	Annual	1/31/2033	100	— (h)	—	— (h)
SOFR	Annual	3.6715%	Annual	3/23/2033	200	— (h)	—	— (h)
SOFR	Annual	3.821%	Annual	3/31/2033	320	(2)	—	(2)
SOFR	Annual	3.648%	Annual	10/2/2035	120	2	—	2
SOFR	Annual	3.6775%	Annual	10/8/2035	120	1	—	1
SOFR	Annual	3.663%	Annual	10/9/2035	80	1	—	1
SOFR	Annual	3.504%	Annual	10/24/2035	80	2	—	2
SOFR	Annual	3.66593%	Annual	11/3/2035	120	2	—	2
SOFR	Annual	3.738%	Annual	11/15/2035	90	1	—	1
SOFR	Annual	3.8035%	Annual	1/16/2036	170	1	—	1
SOFR	Annual	3.73632%	Annual	6/17/2036	116	1	—	1
SOFR	Annual	3.378%	Annual	10/4/2049	204	25	—	25
4.07464%	Annual	SOFR	Annual	6/17/2056	26	— (h)	—	— (h)
						$56	$—	$56
Bilateral interest rate swaps
Receive		Pay		Counterparty	Expiration date	Notional amount (000)	Value at 3/31/2026 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 3/31/2026 (000)
Rate	Payment frequency	Rate	Payment frequency
14.5956%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	BRL930	$5	$—	$5
14.24%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2029	510	2	—	2
14.585%	At maturity	BZDIOVER	At maturity	Bank of America	1/2/2029	110	1	—	1
12.99%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	200	(1)	—	(1)
12.32%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	200	(2)	—	(2)
13.04%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	300	(2)	—	(2)
12.99%	At maturity	BZDIOVER	At maturity	Bank of America	1/2/2029	240	(2)	—	(2)
13.18%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2029	320	(2)	—	(2)
13.31%	At maturity	BZDIOVER	At maturity	BNP Paribas	1/2/2029	460	(2)	—	(2)
Capital Group Completion Fund Series — Page 11 of 34

unaudited
Swap contracts (continued)

Interest rate swaps (continued)
Bilateral interest rate swaps (continued)
Receive		Pay		Counterparty	Expiration date	Notional amount (000)	Value at 3/31/2026 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 3/31/2026 (000)
Rate	Payment frequency	Rate	Payment frequency
12.36%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2029	BRL227	$(3)	$—	$(3)
12.365%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	222	(3)	—	(3)
12.3075%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	200	(3)	—	(3)
13.05%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2029	400	(3)	—	(3)
12.303%	At maturity	BZDIOVER	At maturity	BNP Paribas	1/2/2029	439	(5)	—	(5)
12.36%	At maturity	BZDIOVER	At maturity	BNP Paribas	1/2/2029	450	(5)	—	(5)
12.35%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2029	400	(5)	—	(5)
13.105%	At maturity	BZDIOVER	At maturity	BNP Paribas	1/2/2031	105	(1)	—	(1)
13.115%	At maturity	BZDIOVER	At maturity	BNP Paribas	1/2/2031	100	(1)	—	(1)
13.03%	At maturity	BZDIOVER	At maturity	Bank of America	1/2/2031	225	(2)	—	(2)
13.135%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2031	500	(3)	—	(3)
12.875%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2031	360	(3)	—	(3)
							$(40)	$—	$(40)
Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 3/31/2026 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 3/31/2026 (000)
CDX.NA.HY.45	5.00%	Quarterly	12/20/2030	USD584	$(31)	$(40)	$9
CDX.NA.HY.46	5.00%	Quarterly	6/20/2031	50	(2)	(2)	— (h)
ITRAXX.EUR.45	1.00%	Quarterly	6/20/2031	EUR100	(2)	(2)	— (h)
					$(35)	$(44)	$9
Centrally cleared credit default swaps on credit indices — sell protection
Reference index	Financing rate received	Payment frequency	Expiration date	Notional amount (k) (000)	Value at 3/31/2026 (l) (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 3/31/2026 (000)
CDX.NA.IG.46	1.00%	Quarterly	6/20/2031	USD 3,451	$60	$58	$2
Investments in affiliates (j)

	Value at 1/1/2026 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 3/31/2026 (000)	Dividend or interest income (000)
Short-term securities 0.25%
Money market investments 0.25%
Capital Group Central Cash Fund 3.71% (i)	$1,104	$4,447	$5,462	$— (h)	$— (h)	$89	$9

Capital Group Completion Fund Series — Page 12 of 34

unaudited
(a)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $12,333,000, which represented 34.38% of the net assets of the fund.

(b)	Step bond; coupon rate may change at a later date.
(c)	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(d)	Represents securities transacted on a TBA basis.
(e)
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

(f)	Index-linked bond whose principal amount moves with a government price index.
(g)	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $228,000, which represented 0.64% of the net assets of the fund.
(h)	Amount less than one thousand.
(i)	Rate represents the seven-day yield at 3/31/2026.
(j)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
(k)	The maximum potential amount the fund may pay as a protection seller should a credit event occur.
(l)
The prices and resulting values for credit default swap indices serve as an indicator of the current status of the payment/performance risk. As the value of a sell protection credit default swap increases or decreases, when compared to the notional amount of the swap, the payment/performance risk may decrease or increase, respectively.

Key to abbreviation(s)
Assn. = Association
BRL = Brazilian reais
BZDIOVER = Overnight Brazilian Interbank Deposit Rate
CLO = Collateralized Loan Obligations
CME = CME Group
EUR = Euros
GO = General Obligation
ICE = Intercontinental Exchange, Inc.
Rev. = Revenue
SOFR = Secured Overnight Financing Rate
TBA = To be announced
USD = U.S. dollars
UST = U.S. Treasury
Capital Group Completion Fund Series — Page 13 of 34

Capital Group Core Plus Completion Fund
Investment portfolio
March 31, 2026
unaudited

Bonds, notes & other debt instruments 109.03% Corporate bonds and notes 53.49% Financials 10.00%	Principal amount (000)	Value (000)
Alliant Holdings Intermediate, LLC 6.50% 10/1/2031 (a)	USD40	$39
Alliant Holdings Intermediate, LLC 7.375% 10/1/2032 (a)	35	35
AmWINS Group, Inc. 4.875% 6/30/2029 (a)	45	43
Aon North America, Inc. 5.45% 3/1/2034	74	76
Apollo Debt Solutions BDC 5.70% 1/23/2031 (a)	35	34
Ares Capital Corp. 5.25% 4/12/2031	25	24
Ares Strategic Income Fund 5.55% 4/15/2031 (a)	73	70
Aretec Group, Inc. 10.00% 8/15/2030 (a)	46	49
Arthur J. Gallagher & Co. 5.15% 2/15/2035	50	50
Barclays Bank PLC 4.972% 5/16/2029 (3-month USD CME Term SOFR + 2.164% on 5/16/2028) (b)	200	201
Block, Inc. 6.00% 8/15/2033 (a)	85	84
BPCE SA 5.417% 1/13/2037 (USD-SOFR + 1.568% on 1/13/2036) (a)(b)	250	244
Brown & Brown, Inc. 5.55% 6/23/2035	75	75
Capital One Financial Corp. 5.399% 1/30/2037 (USD-SOFR + 1.508% on 1/30/2036) (b)	75	74
Chubb INA Holdings, LLC 4.90% 8/15/2035	75	74
Coinbase Global, Inc. 3.625% 10/1/2031 (a)	70	59
Compass Group Diversified Holdings, LLC 5.25% 4/15/2029 (a)	101	94
Corebridge Global Funding 4.45% 10/2/2030 (a)	75	74
Deutsche Bank AG 6.72% 1/18/2029 (USD-SOFR + 3.18% on 1/18/2028) (b)	250	259
Freedom Mortgage Holdings, LLC 8.375% 4/1/2032 (a)	100	98
Goldman Sachs Private Credit Corp. 5.875% 1/31/2031 (a)	55	53
Golub Capital Private Credit Fund 5.60% 4/15/2031 (a)	17	16
HUB International, Ltd. 7.25% 6/15/2030 (a)	20	21
HUB International, Ltd. 7.375% 1/31/2032 (a)	20	20
ION Platform Finance US, Inc. 8.75% 5/1/2029 (a)	140	130
ION Platform Finance US, Inc. 7.875% 9/30/2032 (a)	195	151
Jane Street Group, LLC 7.125% 4/30/2031 (a)	5	5
Jane Street Group, LLC 6.125% 11/1/2032 (a)	10	10
Jane Street Group, LLC 6.75% 5/1/2033 (a)	2	2
Jefferies Financial Group, Inc. 5.50% 2/15/2036	100	96
JPMorgan Chase & Co. 5.193% 2/5/2037 (USD-SOFR + 1.30% on 2/5/2036) (b)	50	49
Marsh & McLennan Cos., Inc. 5.00% 3/15/2035	76	76
Navient Corp. 5.50% 3/15/2029	55	50
Navient Corp. 5.625% 8/1/2033	45	35
OneMain Finance Corp. 6.125% 5/15/2030	250	245
Osaic Holdings, Inc. 8.00% 8/1/2033 (a)	35	35
Piraeus Bank SA 4.625% 7/17/2029 (1-year EUR Mid-Swap + 1.723% on 7/17/2028) (b)	EUR155	183
PNC Bank, NA 5.373% 7/21/2036 (USD-SOFR + 1.417% on 7/21/2035) (b)	USD200	201
RGA Global Funding 4.60% 11/25/2030 (a)	50	49
Starwood Property Trust, Inc. 5.75% 1/15/2031 (a)	30	30
Synchrony Financial 7.25% 2/2/2033	25	26
Truist Financial Corp. 5.711% 1/24/2035 (USD-SOFR + 1.922% on 1/24/2034) (b)	150	155
		3,394
Capital Group Completion Fund Series — Page 14 of 34

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Consumer discretionary 9.68%	Principal amount (000)	Value (000)
Advance Auto Parts, Inc. 7.375% 8/1/2033 (a)	USD85	$86
Allied Universal Holdco, LLC 6.875% 6/15/2030 (a)	20	20
AutoNation, Inc. 5.89% 3/15/2035	75	77
Caesars Entertainment, Inc. 4.625% 10/15/2029 (a)	25	24
Caesars Entertainment, Inc. 7.00% 2/15/2030 (a)	25	25
Carnival Corp. 6.125% 2/15/2033 (a)	250	253
Ford Motor Co. 3.25% 2/12/2032	700	608
Ford Motor Co. 5.291% 12/8/2046	58	46
Ford Motor Credit Co., LLC 6.798% 11/7/2028	300	311
Ford Motor Credit Co., LLC 5.80% 3/8/2029	300	304
Ford Motor Credit Co., LLC 5.753% 4/6/2033	200	196
General Motors Financial Co., Inc. 5.45% 1/8/2036	350	345
Hilton Domestic Operating Co., Inc. 4.00% 5/1/2031 (a)	50	47
Hyundai Capital America 5.00% 1/7/2028 (a)	175	176
Newell Brands, Inc. 6.625% 5/15/2032	50	48
Newell Brands, Inc. 7.375% 4/1/2036	50	46
Nissan Motor Acceptance Co., LLC 5.55% 9/13/2029 (a)	250	241
RHP Hotel Properties, LP 5.75% 3/15/2034 (a)	5	5
Royal Caribbean Cruises, Ltd. 5.375% 1/15/2036	100	98
Royal Caribbean Cruises, Ltd. 5.25% 2/27/2038	325	309
Scientific Games Holdings, LP 6.625% 3/1/2030 (a)	25	22
		3,287
Communication services 6.96%
CCO Holdings, LLC 5.125% 5/1/2027 (a)	49	49
CCO Holdings, LLC 4.50% 5/1/2032	23	21
CCO Holdings, LLC 7.00% 2/1/2033 (a)	95	95
CCO Holdings, LLC 4.25% 1/15/2034 (a)	177	152
CCO Holdings, LLC 7.375% 2/1/2036 (a)	45	45
Charter Communications Operating, LLC 4.80% 3/1/2050	6	4
Charter Communications Operating, LLC 3.90% 6/1/2052	35	22
Charter Communications Operating, LLC 5.25% 4/1/2053	508	399
Charter Communications Operating, LLC 6.70% 12/1/2055	6	6
DISH Network Corp. 11.75% 11/15/2027 (a)	125	129
EchoStar Corp. 10.75% 11/30/2029	125	135
Gray Media, Inc. 7.25% 8/15/2033 (a)	70	71
Meta Platforms, Inc. 4.875% 11/15/2035	115	113
Meta Platforms, Inc. 5.50% 11/15/2045	30	28
Meta Platforms, Inc. 5.625% 11/15/2055	64	60
Meta Platforms, Inc. 5.75% 11/15/2065	31	29
Nexstar Media, Inc. 6.50% 9/15/2033 (a)	52	52
Nexstar Media, Inc. 7.25% 4/15/2034 (a)	52	52
Oak-Eagle AcquireCo, Inc. 7.25% 7/1/2033 (a)	10	10
Oak-Eagle AcquireCo, Inc. 8.75% 7/1/2034 (a)	10	11
Orange 5.00% 1/13/2036 (a)	550	540
Sirius XM Radio, LLC 3.875% 9/1/2031 (a)	100	91
Snap, Inc. 6.875% 3/1/2033 (a)	45	43
Univision Communications, Inc. 9.375% 8/1/2032 (a)	125	129
WarnerMedia Holdings, Inc. 4.054% 3/15/2029	30	29
WarnerMedia Holdings, Inc. 5.05% 3/15/2042	73	48
		2,363
Capital Group Completion Fund Series — Page 15 of 34

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Consumer staples 5.78%	Principal amount (000)	Value (000)
Albertsons Cos., Inc. 5.50% 3/31/2031 (a)	USD100	$99
B&G Foods, Inc. 8.00% 9/15/2028 (a)	50	49
BAT Capital Corp. 5.625% 8/15/2035	300	309
BAT Capital Corp. 5.65% 3/16/2052	400	371
Coty, Inc. 5.60% 1/15/2031 (a)	150	145
Industrial F&B Investments III, Inc. 7.75% 2/11/2033 (a)	30	30
Mars, Inc. 5.20% 3/1/2035 (a)	400	404
Philip Morris International, Inc. 4.625% 10/29/2035	500	481
Post Holdings, Inc. 6.375% 3/1/2033 (a)	60	59
Post Holdings, Inc. 6.25% 10/15/2034 (a)	15	15
		1,962
Energy 3.91%
Antero Resources Corp. 5.40% 2/1/2036	20	20
Ascent Resources Utica Holdings, LLC 5.875% 6/30/2029 (a)	40	40
CNX Resources Corp. 7.25% 3/1/2032 (a)	45	46
CNX Resources Corp. 5.875% 3/1/2034 (a)	15	15
Comstock Resources, Inc. 5.875% 1/15/2030 (a)	45	44
Crescent Energy Finance, LLC 7.625% 4/1/2032 (a)	65	66
Genesis Energy, LP 6.75% 3/15/2034	20	20
Hilcorp Energy I, LP 8.375% 11/1/2033 (a)	30	31
Noble Finance II, LLC 8.00% 4/15/2030 (a)	45	46
Northern Oil and Gas, Inc. 7.875% 10/15/2033 (a)	40	41
Occidental Petroleum Corp. 5.55% 10/1/2034	40	41
Odebrecht Drilling Services, LLC 7.50% 6/15/2030 (a)	20	20
Permian Resources Operating, LLC 7.00% 1/15/2032 (a)	35	36
Petroleos Mexicanos 8.75% 6/2/2029	185	195
Petroleos Mexicanos 6.84% 1/23/2030	150	150
SM Energy Co. 8.75% 7/1/2031 (a)	75	78
Sunoco, LP 5.625% 3/15/2031 (a)	125	125
TotalEnergies Capital USA, LLC 4.248% 1/13/2031	25	25
Transocean International, Ltd. 8.25% 5/15/2029 (a)	10	10
Transocean International, Ltd. 8.75% 2/15/2030 (a)	18	18
Venture Global LNG, Inc. 8.375% 6/1/2031 (a)	85	88
Venture Global Plaquemines LNG, LLC 6.125% 12/15/2030 (a)	15	15
Venture Global Plaquemines LNG, LLC 7.50% 5/1/2033 (a)	75	82
Venture Global Plaquemines LNG, LLC 6.50% 6/15/2034 (a)	15	16
Vista Energy Argentina S.A.U. 8.50% 6/10/2033 (a)	13	14
Vista Energy Argentina S.A.U. 7.625% 12/10/2035 (a)	45	46
		1,328
Utilities 3.79%
Edison International 6.25% 3/15/2030	100	104
Florida Power & Light Co. 5.60% 2/15/2066	150	145
Pacific Gas and Electric Co. 5.70% 3/1/2035	500	507
Pacific Gas and Electric Co. 4.95% 7/1/2050	150	124
PacifiCorp 5.80% 4/15/2036	52	53
PacifiCorp 2.90% 6/15/2052	75	43
PG&E Corp. 5.25% 7/1/2030	70	69
PG&E Corp., junior subordinated, 6.85% 9/15/2056 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.225% on 9/15/2031) (b)	50	49
Public Service Electric and Gas Co. 5.625% 1/1/2056	25	25
Capital Group Completion Fund Series — Page 16 of 34

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Utilities (continued)	Principal amount (000)	Value (000)
Southern California Edison Co. 3.45% 2/1/2052	USD225	$147
YPF Energia Electrica SA 7.875% 10/16/2032 (a)	20	20
		1,286
Health care 3.71%
Bausch Health Americas, Inc. 8.50% 1/31/2027 (a)	85	84
Baxter International, Inc. 5.65% 12/15/2035	48	47
Bristol-Myers Squibb Co. 5.50% 2/22/2044	325	319
Centene Corp. 2.625% 8/1/2031	75	63
CVS Health Corp. 5.45% 9/15/2035	225	226
DaVita, Inc. 6.75% 7/15/2033 (a)	25	26
Elevance Health, Inc. 5.00% 1/15/2036	75	74
Medline Borrower, LP 3.875% 4/1/2029 (a)	75	73
Molina Healthcare, Inc. 3.875% 11/15/2030 (a)	21	19
Molina Healthcare, Inc. 6.50% 2/15/2031 (a)	40	39
Molina Healthcare, Inc. 3.875% 5/15/2032 (a)	29	25
Molina Healthcare, Inc. 6.25% 1/15/2033 (a)	50	49
Surgery Center Holdings, Inc. 7.25% 4/15/2032 (a)	18	18
Tenet Healthcare Corp. 6.75% 5/15/2031	60	61
Teva Pharmaceutical Finance Netherlands III BV 4.10% 10/1/2046	115	85
UnitedHealth Group, Inc. 5.95% 6/15/2055	50	50
		1,258
Industrials 3.00%
Avis Budget Car Rental, LLC 4.75% 4/1/2028 (a)	15	15
Avis Budget Car Rental, LLC 5.375% 3/1/2029 (a)	10	10
Avis Budget Car Rental, LLC 8.25% 1/15/2030 (a)	10	10
Boeing Co. (The) 3.625% 2/1/2031	320	304
Boeing Co. (The) 6.528% 5/1/2034	75	82
Boeing Co. (The) 6.858% 5/1/2054	25	27
Clean Harbors, Inc. 6.375% 2/1/2031 (a)	5	5
Clean Harbors, Inc. 5.75% 10/15/2033 (a)	45	45
EquipmentShare.com, Inc. 8.625% 5/15/2032 (a)	105	110
EquipmentShare.com, Inc. 8.00% 3/15/2033 (a)	70	72
Herc Holdings, Inc. 7.25% 6/15/2033 (a)	50	51
Icahn Enterprises, LP 5.25% 5/15/2027	85	83
Regal Rexnord Corp. 6.40% 4/15/2033	50	53
Reworld Holding Corp. 4.875% 12/1/2029 (a)	45	42
TransDigm, Inc. 6.625% 3/1/2032 (a)	50	51
TransDigm, Inc. 6.75% 1/31/2034 (a)	50	51
TransDigm, Inc. 6.125% 7/31/2034 (a)	8	8
		1,019
Real estate 2.68%
Boston Properties, LP 5.75% 1/15/2035	100	100
Highwoods Realty, LP 5.35% 1/15/2033	40	39
Howard Hughes Corp. (The) 4.375% 2/1/2031 (a)	100	92
Howard Hughes Corp. (The) 5.875% 3/1/2032 (a)	20	19
Howard Hughes Corp. (The) 6.125% 3/1/2034 (a)	30	29
Hudson Pacific Properties, LP 3.25% 1/15/2030	180	146
Iron Mountain, Inc. 5.25% 7/15/2030 (a)	75	73
Kennedy-Wilson, Inc. 5.00% 3/1/2031	75	75
MPT Operating Partnership, LP 5.00% 10/15/2027	70	65
MPT Operating Partnership, LP 8.50% 2/15/2032 (a)	85	86
Capital Group Completion Fund Series — Page 17 of 34

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Real estate (continued)	Principal amount (000)	Value (000)
Piedmont Operating Partnership, LP 5.625% 1/15/2033	USD13	$13
Service Properties Trust 0% 9/30/2027 (a)	55	50
Service Properties Trust 3.95% 1/15/2028	130	124
		911
Information technology 2.43%
APLD ComputeCo 2, LLC 6.75% 3/15/2031 (a)	17	17
Black Pearl Compute, LLC 6.125% 2/15/2031 (a)	33	34
Cloud Software Group, Inc. 9.00% 9/30/2029 (a)	35	34
Cloud Software Group, Inc. 8.25% 6/30/2032 (a)	30	28
Diebold Nixdorf, Inc. 7.75% 3/31/2030 (a)	35	36
Intel Corp. 5.60% 2/21/2054	75	69
Oracle Corp. 4.95% 2/4/2031	38	37
Oracle Corp. 5.35% 5/4/2033	28	27
Oracle Corp. 5.70% 2/4/2036	96	92
Oracle Corp. 6.55% 2/4/2046	30	28
Oracle Corp. 5.95% 9/26/2055	50	42
Oracle Corp. 6.70% 2/4/2056	43	40
Roper Technologies, Inc. 5.10% 9/15/2035	75	73
Synopsys, Inc. 5.70% 4/1/2055	125	120
UKG, Inc. 6.875% 2/1/2031 (a)	45	44
Unisys Corp. 10.625% 1/15/2031 (a)	85	73
WULF Compute, LLC 7.75% 10/15/2030 (a)	30	32
		826
Materials 1.55%
Ball Corp. 5.50% 9/15/2033	45	45
Celanese US Holdings, LLC 7.00% 2/15/2031	10	10
Celanese US Holdings, LLC 7.20% 11/15/2033	100	107
Celanese US Holdings, LLC 7.375% 2/15/2034	20	20
Cleveland-Cliffs, Inc. 6.875% 11/1/2029 (a)	50	50
Cleveland-Cliffs, Inc. 7.625% 1/15/2034 (a)	50	49
Dow Chemical Co. (The) 5.65% 3/15/2036	115	114
Dow Chemical Co. (The) 4.375% 11/15/2042	27	21
LYB International Finance III, LLC 5.125% 1/15/2031	2	2
LYB International Finance III, LLC 5.50% 3/1/2034	2	2
LYB International Finance III, LLC 5.875% 1/15/2036	16	16
Magnera Corp. 7.25% 11/15/2031 (a)	45	42
Mauser Packaging Solutions Holding Co. 7.875% 4/15/2030 (a)	20	20
Westlake Corp. 5.55% 11/15/2035	27	27
		525
Total corporate bonds and notes		18,159
Mortgage-backed obligations 24.85% Federal agency mortgage-backed obligations 12.37%
Uniform Mortgage-Backed Security 2.00% 4/1/2056 (c)(d)	558	449
Uniform Mortgage-Backed Security 2.50% 4/1/2056 (c)(d)	7	6
Uniform Mortgage-Backed Security 3.00% 4/1/2056 (c)(d)	175	154
Uniform Mortgage-Backed Security 3.50% 4/1/2056 (c)(d)	210	193
Uniform Mortgage-Backed Security 5.50% 4/1/2056 (c)(d)	345	346
Uniform Mortgage-Backed Security 2.00% 5/1/2056 (c)(d)	68	55
Capital Group Completion Fund Series — Page 18 of 34

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Uniform Mortgage-Backed Security 2.50% 5/1/2056 (c)(d)	USD1,083	$910
Uniform Mortgage-Backed Security 5.50% 5/1/2056 (c)(d)	2,080	2,087
		4,200
Commercial mortgage-backed securities 8.17%
Bank Commercial Mortgage Trust, Series 2026-5YR20, Class B, 5.535% 2/15/2059 (c)	175	177
Bank Commercial Mortgage Trust, Series 2026-5YR20, Class C, 6.037% 2/15/2059 (c)(e)	100	102
Bank5, Series 2025-5YR18, Class AS, 5.466% 12/15/2058 (c)(e)	21	21
Benchmark Mortgage Trust, Series 2025-V15, Class C, 6.268% 6/15/2058 (c)	30	30
BMO Mortgage Trust, Series 2024-5C3, Class AS, 6.286% 2/15/2057 (c)(e)	100	103
BMO Mortgage Trust, Series 2024-5C8, Class AS, 5.94% 12/15/2057 (c)(e)	100	103
BMO Mortgage Trust, Series 2025-5C9, Class AS, 6.165% 4/15/2058 (c)(e)	200	207
BMP Trust, Series 2024-MF23, Class A, (1-month USD CME Term SOFR + 1.372%) 5.044% 6/15/2041 (a)(c)(e)	125	125
BOCA Commercial Mortgage Trust, Series 2025-BOCA, Class C, (1-month USD CME Term SOFR + 2.15%) 5.923% 12/15/2042 (a)(c)(e)	100	100
BX Commercial Mortgage Trust, Series 2026-VLT9, Class A, (1-month USD CME Term SOFR + 1.70%) 5.373% 3/15/2045 (a)(c)(e)	75	75
BX Commercial Mortgage Trust, Series 2026-VLT9, Class B, (1-month USD CME Term SOFR + 2.15%) 5.823% 3/15/2045 (a)(c)(e)	73	73
BX Commercial Mortgage Trust, Series 2026-VLT9, Class C, (1-month USD CME Term SOFR + 2.55%) 6.223% 3/15/2045 (a)(c)(e)	171	170
BX Trust, Series 2024-FNX, Class A, (1-month USD CME Term SOFR + 1.442%) 5.115% 11/15/2041 (a)(c)(e)	151	151
BX Trust, Series 2025-ARIA, Class A, 5.12% 12/13/2042 (a)(c)(e)	250	252
BX Trust, Series 2025-VOLT, Class A, (1-month USD CME Term SOFR + 1.70%) 5.373% 12/15/2044 (a)(c)(e)	362	361
BX Trust, Series 2025-VOLT, Class C, (1-month USD CME Term SOFR + 2.10%) 5.773% 12/15/2044 (a)(c)(e)	50	50
BX Trust, Series 2025-VOLT, Class C, (1-month USD CME Term SOFR + 2.35%) 6.023% 12/15/2044 (a)(c)(e)	200	199
BX Trust, Series 2025-VOLT, Class D, (1-month USD CME Term SOFR + 2.75%) 6.673% 12/15/2044 (a)(c)(e)	50	50
ELM Trust 2024, Series 2024-ELM, Class A15, 5.414% 6/10/2039 (a)(c)(e)	100	100
Extended Stay America Trust, Series 2025-ESH, Class B, (1-month USD CME Term SOFR + 1.60%) 5.273% 10/15/2042 (a)(c)(e)	225	226
Hawaii Hotel Trust, Series 2025-MAUI, Class A, (1-month USD CME Term SOFR + 1.393%) 5.065% 3/15/2042 (a)(c)(e)	100	100
		2,775
Collateralized mortgage-backed obligations (privately originated) 4.31%
Connecticut Avenue Securities Trust, Series 2026-R02, Class 1A1, (30-day Average USD-SOFR + 0.95%) 4.612% 2/25/2046 (a)(c)(e)	76	76
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA5, Class M1A, (30-day Average USD-SOFR + 2.95%) 6.612% 6/25/2042 (a)(c)(e)	89	90
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2026-DNA1, Class M1, (30-day Average USD-SOFR + 1.00%) 4.662% 2/25/2046 (a)(c)(e)	99	99
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2026-DNA1, Class M2, (30-day Average USD-SOFR + 1.30%) 4.962% 2/25/2046 (a)(c)(e)	68	68
Onslow Bay Financial Mortgage Loan Trust, Series 2025-NQM8, Class A1, 5.472% 3/25/2065 (6.472% on 5/1/2029) (a)(b)(c)	80	80
Onslow Bay Financial, LLC, Series 2025-NQM1, Class A1, 5.547% 12/25/2064 (6.547% on 12/1/2028) (a)(b)(c)	152	153
Towd Point Mortgage Trust, Series 2017-2, Class M2, 3.75% 4/25/2057 (a)(c)(e)	100	97
Towd Point Mortgage Trust, Series 2017-4, Class A2, 3.00% 6/25/2057 (a)(c)(e)	100	96
Tricon Residential Trust, Series 2024-SFR2, Class A, 4.75% 6/17/2040 (a)(c)	182	181
Verus Securitization Trust, Series 2024-1, Class B1, 7.909% 1/25/2069 (a)(c)(e)	150	152
Verus Securitization Trust, Series 2024-3, Class A1, 6.338% 4/25/2069 (7.338% on 4/1/2028) (a)(b)(c)	72	73
Capital Group Completion Fund Series — Page 19 of 34

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Collateralized mortgage-backed obligations (privately originated) (continued)	Principal amount (000)	Value (000)
Verus Securitization Trust, Series 2025-3, Class A1, 5.623% 5/25/2070 (6.623% on 4/1/2029) (a)(b)(c)	USD174	$176
Verus Securitization Trust, Series 2025-6, Class A1, 5.417% 7/25/2070 (6.417% on 7/1/2029) (a)(b)(c)	120	121
		1,462
Total mortgage-backed obligations		8,437
Asset-backed obligations 23.22% Auto loan 12.29%
American Credit Acceptance Receivables Trust, Series 2026-1, Class A, 4.16% 7/12/2029 (a)(c)	48	47
American Credit Acceptance Receivables Trust, Series 2026-1, Class B, 4.24% 4/12/2030 (a)(c)	33	33
AmeriCredit Automobile Receivables Trust, Series 2025-1, Class A2A, 4.22% 3/19/2029 (a)(c)	234	234
Avis Budget Rental Car Funding (AESOP), LLC, Series 2026-1A, Class C, 4.96% 8/20/2030 (a)(c)	100	99
Bridgecrest Lending Auto Securitization Trust, Series 2026-1, Class B, 4.25% 11/17/2031 (c)	35	35
Credit Acceptance Auto Loan Trust, Series 2025-2A, Class A, 4.50% 11/15/2035 (a)(c)	91	91
Credit Acceptance Auto Loan Trust, Series 2025-2A, Class C, 5.38% 3/17/2036 (a)(c)	50	50
Exeter Automobile Receivables Trust, Series 2023-3A, Class D, 6.68% 4/16/2029 (c)	100	102
Exeter Automobile Receivables Trust, Series 2024-1, Class C, 5.41% 5/15/2030 (c)	150	151
Exeter Automobile Receivables Trust, Series 2025-5A, Class B, 4.28% 7/15/2030 (c)	123	123
Exeter Automobile Receivables Trust, Series 2026-1A, Class B, 4.22% 10/15/2030 (c)	34	34
Exeter Automobile Receivables Trust, Series 2025-3A, Class D, 5.57% 10/15/2031 (c)	200	202
Exeter Automobile Receivables Trust, Series 2025-5A, Class D, 5.16% 3/15/2032 (c)	61	61
Exeter Select Automobile Receivables Trust, Series 2025-3, Class A2, 4.24% 5/15/2029 (c)	209	209
First Investors Auto Owner Trust, Series 2025-1A, Class A3, 4.25% 7/15/2030 (a)(c)	28	28
GLS Auto Receivables Trust, Series 2025-4A, Class B, 4.53% 4/15/2030 (a)(c)	101	101
GLS Auto Receivables Trust, Series 2026-1A, Class B, 4.22% 8/17/2030 (a)(c)	75	75
GLS Auto Select Receivables Trust, Series 2025-4A, Class A2, 4.17% 2/18/2031 (a)(c)	194	193
Hertz Vehicle Financing III, LLC, Series 2022-2A, Class A, 2.33% 6/26/2028 (a)(c)	147	144
Hertz Vehicle Financing, LLC, Series 2021-2A, Class C, 2.52% 12/27/2027 (a)(c)	200	197
Hertz Vehicle Financing, LLC, Series 2025-5A, Class A, 4.62% 5/25/2030 (a)(c)	100	100
Hertz Vehicle Financing, LLC, Series 2025-6A, Class A, 4.89% 5/25/2032 (a)(c)	249	249
Hyundai Floorplan Master Owner Trust, Series 2025-1A, Class A, 4.01% 10/15/2030 (a)(c)	200	199
Prestige Auto Receivables Trust, Series 2024-2A, Class E, 6.75% 11/17/2031 (a)(c)	215	208
Research-Driven Pagaya Motor Asset Trust I, Series 2025-4A, Class A2, 5.124% 4/25/2034 (a)(c)	240	241
Research-Driven Pagaya Motor Asset Trust I, Series 2026-R1A, Class A, 5.659% 7/25/2034 (a)(c)	29	29
Santander Drive Auto Receivables Trust, Series 2022-5, Class C, 4.74% 10/16/2028 (c)	4	4
Santander Drive Auto Receivables Trust, Series 2024-1, Class B, 5.23% 12/15/2028 (c)	50	50
Santander Drive Auto Receivables Trust, Series 2025-4, Class A3, 4.17% 4/15/2030 (c)	112	112
Santander Drive Auto Receivables Trust, Series 2025-4, Class D, 4.95% 1/15/2032 (c)	42	42
Securitized Term Auto Receivables Trust, Series 2025-B, Class B, 4.925% 12/29/2032 (a)(c)	31	31
Securitized Term Auto Receivables Trust, Series 2026-A, Class B, 4.284% 3/25/2033 (a)(c)	18	18
Stellantis Financial Underwritten Enhanced Lease Trust, Series 2025-CA, Class A2, 4.06% 6/20/2028 (a)(c)	101	101
United Auto Credit Securitization Trust, Series 2025-1, Class C, 5.15% 6/10/2030 (a)(c)	150	150
Westlake Automobile Receivables Trust, Series 2025-3A, Class A3, 4.22% 6/15/2029 (a)(c)	100	100
Westlake Automobile Receivables Trust, Series 2024-2, Class C, 5.68% 3/15/2030 (a)(c)	70	71
Westlake Automobile Receivables Trust, Series 2024-3A, Class D, 5.21% 4/15/2030 (a)(c)	98	99
Westlake Automobile Receivables Trust, Series 2026-1A, Class B, 4.20% 5/15/2031 (a)(c)	90	90
Westlake Automobile Receivables Trust, Series 2026-1A, Class D, 4.75% 7/15/2031 (a)(c)	70	69
		4,172
Other asset-backed securities 10.22%
ACHD Trust, Series 2025-DS1, Class A, 5.978% 1/9/2034 (a)(c)	63	63
Affirm Master Trust, Series 2026-1A, Class A, 4.37% 2/15/2034 (a)(c)	100	100
Ansley Park Capital, LLC, Series 2025-A, Class A2, 4.43% 4/20/2035 (a)(c)	210	209
Capital Group Completion Fund Series — Page 20 of 34

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued) Other asset-backed securities (continued)	Principal amount (000)	Value (000)
Blue Owl Asset Leasing Trust, Series 2024-1A, Class B, 5.41% 3/15/2030 (a)(c)	USD100	$101
Capteris Equipment Finance, Series 2026-1A, Class A2, 4.44% 9/20/2033 (a)(c)	100	100
CLI Funding VI, LLC, Series 2020-1A, Class A, 2.08% 9/18/2045 (a)(c)	89	84
CLI Funding VI, LLC, Series 2020-3A, Class A, 2.07% 10/18/2045 (a)(c)	82	77
Commercial Equipment Finance, Series 2024-1, Class A, 5.97% 7/16/2029 (a)(c)	90	91
Consolidated Communications, LLC, Series 2026-1A, Class A2, 5.079% 3/20/2056 (a)(c)	100	100
Crockett Partners Equipment Co. II, LLC, Series 2024-1C, Class A, 6.05% 1/20/2031 (a)(c)	91	92
Dext ABS, LLC, Series 2025-2, Class A2, 4.10% 4/17/2028 (a)(c)	100	100
HPEFS Equipment Trust, Series 2025-2A, Class A2, 4.07% 11/22/2032 (a)(c)	100	100
Ledn Issuer Trust, Series 2026-1A, Class A, 6.748% 2/25/2041 (a)(c)	100	100
NMEF Funding, LLC, Series 2026-A, Class A2, 4.09% 2/15/2034 (a)(c)	100	100
Oaktree ABF Equipment ST, LLC, Series 2026-1A, Class A2, 4.50% 10/17/2033 (a)(c)	100	100
OHS Issuer, LLC, Series 2026-1, Class A2, 5.98% 2/25/2061 (a)(c)	42	41
OWN Equipment Fund III, Series 2025-2M, Class B, 6.49% 3/27/2034 (a)(c)	96	97
Pagaya AI Debt Selection Trust, Series 2026-1, Class A2, 4.739% 9/15/2033 (a)(c)	100	100
Pagaya AI Debt Selection Trust, Series 2026-R1, Class A, 4.714% 12/15/2033 (a)(c)	103	103
PEAC Solutions Receivables, LLC, Series 2026-1A, Class A2, 4.27% 10/20/2028 (a)(c)	43	43
SCF Equipment Trust, LLC, Series 2025-1A, Class A3, 5.11% 11/21/2033 (a)(c)	200	203
Textainer Marine Containers, Ltd., Series 2020-1A, Class A, 2.73% 8/21/2045 (a)(c)	72	69
Textainer Marine Containers, Ltd., Series 2020-2A, Class A, 2.10% 9/20/2045 (a)(c)	92	87
Textainer Marine Containers, Ltd., Series 2020-3, Class A, 2.11% 9/20/2045 (a)(c)	250	240
Textainer Marine Containers, Ltd., Series 2021-1, Class A, 1.68% 2/20/2046 (a)(c)	119	112
Textainer Marine Containers, Ltd., Series 2021-2A, Class A, 2.23% 4/20/2046 (a)(c)	121	115
Trinity Rail Leasing, LP, Series 2020-2A, Class A2, 2.56% 11/19/2050 (a)(c)	111	107
Upgrade Master Pass-Thru Trust, Series 2026-ST1, Class A, 4.244% 3/15/2034 (a)(c)	94	93
Verizon Master Trust, Series 2025-9, Class A1A, 3.96% 10/21/2030 (4.67% on 10/20/2027) (b)(c)	110	110
Verizon Master Trust, Series 2025-10, Class A, 4.28% 10/20/2033 (4.96% on 10/20/2030) (a)(b)(c)	337	335
VFI ABS, LLC, Series 2025-1A, Class A, 4.78% 6/24/2030 (a)(c)	95	96
		3,468
Collateralized loan obligations 0.37%
Basswood Park CLO, Ltd., Series 2021-1A, Class AR, (3-month USD CME Term SOFR + 4.50%) 4.698% 4/20/2034 (a)(c)(e)	127	127
Student loan 0.34%
Nelnet Student Loan Trust, Series 2026-A, Class D, 5.84% 2/21/2061 (a)(c)	119	117
Total asset-backed obligations		7,884
Bonds & notes of governments & government agencies outside the U.S. 5.72% Brazil 2.02%
Brazil (Federative Republic of) 10.00% 1/1/2029	BRL3,847	685
Mexico 1.40%
Eagle Funding LuxCo SARL 5.50% 8/17/2030 (a)	USD385	387
United Mexican States 5.55% 1/21/2045	100	90
		477
Colombia 0.58%
Colombia (Republic of) 5.375% 1/21/2029	200	198
Capital Group Completion Fund Series — Page 21 of 34

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued) Egypt 0.49%	Principal amount (000)	Value (000)
Egypt (Arab Republic of) 6.875% 4/30/2040	USD200	$166
Hungary 0.27%
Hungary (Republic of) 7.625% 3/29/2041	80	91
Panama 0.25%
Panama (Republic of) 6.70% 1/26/2036	80	85
Turkey 0.24%
Turkey (Republic of) 6.875% 3/17/2036	85	82
Romania 0.24%
Romania (Republic of) 6.375% 1/30/2034 (a)	80	80
Argentina 0.23%
Argentine Republic 4.125% 7/9/2035 (4.75% on 7/9/2027) (b)	110	79
Total bonds & notes of governments & government agencies outside the U.S.		1,943
Loans 1.25% Communication services 0.52%
Gray Television, Inc., Term Loan D, (3-month USD CME Term SOFR + 3.114%) 6.782% 12/1/2028 (e)(f)	175	175
Information technology 0.28%
Finastra USA, Inc., Term Loan, (3-month USD CME Term SOFR + 4.00%) 7.671% 9/15/2032 (e)(f)	25	23
Finastra USA, Inc., Term Loan, (3-month USD CME Term SOFR + 7.00%) 10.674% 9/15/2033 (e)(f)	25	22
Viasat, Inc., Term Loan B, (1-month USD CME Term SOFR + 4.614%) 8.289% 5/30/2030 (e)(f)	50	50
		95
Health care 0.19%
Endo Finance Holdings, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.75%) 7.418% 4/23/2031 (e)(f)	30	30
Owens & Minor, Inc., Term Loan, (3-month USD CME Term SOFR + 3.85%) 7.518% 3/29/2029 (e)(f)	40	36
		66
Consumer staples 0.12%
TreeHouse Foods, Inc., Term Loan B, (1-month USD CME Term SOFR + 4.25%) 7.918% 2/11/2033 (e)(f)	40	40
Financials 0.07%
Osaic Holdings, Inc., Term Loan B1, (3-month USD CME Term SOFR + 2.50%) 6.20% 7/30/2032 (e)(f)	25	24
Materials 0.07%
Consolidated Energy Finance SA, Term Loan B, (3-month USD CME Term SOFR + 4.75%) 8.414% 11/15/2030 (e)(f)	25	24
Total loans		424
Capital Group Completion Fund Series — Page 22 of 34

unaudited
Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes 0.50% U.S. Treasury 0.50%	Principal amount (000)	Value (000)
U.S. Treasury 4.125% 2/15/2036	USD3	$3
U.S. Treasury 4.625% 11/15/2055 (g)	175	167
		170
Total bonds, notes & other debt instruments (cost: $37,592,000)		37,017
Convertible bonds & notes 0.09% Information technology 0.09%
Strategy, Inc., convertible notes, 0% 12/1/2029	38	32
Total convertible bonds & notes (cost: $34,000)		32
Convertible stocks 0.07% Information technology 0.07%	Shares
Oracle Corp., Class D, cumulative convertible preferred shares, 6.50% 1/15/2029	500	22
Total convertible stocks (cost: $25,000)		22
Common stocks 0.12% Utilities 0.12%
Talen Energy Corp. (h)	125	40
Total common stocks (cost: $49,000)		40
Short-term securities 0.15% Money market investments 0.15%
Capital Group Central Cash Fund 3.71% (i)(j)	508	51
Total short-term securities (cost: $51,000)		51
Total investment securities 109.46% (cost: $37,751,000)		37,162
TBA sale commitments (11.68)% Mortgage-backed obligations (11.68)% Federal agency mortgage-backed obligations (11.68)%	Principal amount (000)
Uniform Mortgage-Backed Security 4.00% 4/1/2056 (c)(d)	USD(265)	(250)
Uniform Mortgage-Backed Security 5.00% 4/1/2056 (c)(d)	(3,145)	(3,102)
Uniform Mortgage-Backed Security 6.00% 4/1/2056 (c)(d)	(600)	(612)
Total TBA sale commitments (proceeds: $4,002,000)		(3,964)
Other assets less liabilities 2.22%		752
Net assets 100.00%		$33,950
Capital Group Completion Fund Series — Page 23 of 34

unaudited
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 3/31/2026 (000)
2 Year U.S. Treasury Note Futures	Long	173	7/6/2026	USD35,888	$(254)
3 Year Australian Treasury Bond Futures	Long	12	6/16/2026	858	(2)
5 Year U.S. Treasury Note Futures	Short	78	7/6/2026	(8,438)	46
10 Year U.S. Treasury Note Futures	Long	65	6/30/2026	7,218	(93)
10 Year Ultra U.S. Treasury Note Futures	Short	93	6/30/2026	(10,557)	180
20 Year U.S. Treasury Bond Futures	Long	58	6/30/2026	6,605	(207)
30 Year Ultra U.S. Treasury Bond Futures	Short	1	6/30/2026	(116)	— (k)
					$(330)
Forward currency contracts

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 3/31/2026 (000)
Currency purchased (000)		Currency sold (000)
USD	191	EUR	164	Goldman Sachs	4/14/2026	$2
USD	710	BRL	3,714	Citibank	4/22/2026	(5)
						$(3)
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 3/31/2026 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 3/31/2026 (000)
Rate	Payment frequency	Rate	Payment frequency
SOFR	Annual	3.371%	Annual	10/31/2027	USD3,300	$15	$—	$15
Credit default swaps
Centrally cleared credit default swaps on credit indices — sell protection
Reference index	Financing rate received	Payment frequency	Expiration date	Notional amount (l) (000)	Value at 3/31/2026 (m) (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 3/31/2026 (000)
CDX.NA.HY.46	5.00%	Quarterly	6/20/2031	USD 3,480	$167	$140	$27
CDX.NA.IG.46	1.00%	Quarterly	6/20/2031	5,831	100	96	4
CDX.EM.45	1.00%	Quarterly	6/20/2031	2,320	(98)	(98)	— (k)
CDX.NA.IG.46	1.00%	Quarterly	6/20/2036	922	— (k)	(2)	2
					$169	$136	$33
Capital Group Completion Fund Series — Page 24 of 34

unaudited
Investments in affiliates (j)

	Value at 1/1/2026 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 3/31/2026 (000)	Dividend or interest income (000)
Short-term securities 0.15%
Money market investments 0.15%
Capital Group Central Cash Fund 3.71% (i)	$2,530	$3,754	$6,233	$— (k)	$— (k)	$51	$11

(a)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $17,732,000, which represented 52.23% of the net assets of the fund.

(b)	Step bond; coupon rate may change at a later date.
(c)	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(d)	Represents securities transacted on a TBA basis.
(e)
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

(f)
Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $424,000, which represented 1.25% of the net assets of the fund.

(g)	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $131,000, which represented 0.39% of the net assets of the fund.
(h)	Non-income producing.
(i)	Rate represents the seven-day yield at 3/31/2026.
(j)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
(k)	Amount less than one thousand.
(l)	The maximum potential amount the fund may pay as a protection seller should a credit event occur.
(m)
The prices and resulting values for credit default swap indices serve as an indicator of the current status of the payment/performance risk. As the value of a sell protection credit default swap increases or decreases, when compared to the notional amount of the swap, the payment/performance risk may decrease or increase, respectively.

Key to abbreviation
BRL = Brazilian reais
CLO = Collateralized Loan Obligations
CME = CME Group
EUR = Euros
SOFR = Secured Overnight Financing Rate
TBA = To be announced
USD = U.S. dollars
UST = U.S. Treasury
Capital Group Completion Fund Series — Page 25 of 34

Capital Group Municipal Income Completion Fund
Investment portfolio
March 31, 2026
unaudited

Bonds, notes & other debt instruments 95.75% Municipals 95.75% Alabama 5.74%	Principal amount (000)	Value (000)
Energy Southeast, Energy Supply Rev. Bonds (A Cooperative Dist.), Series 2025-A, 5.00% 11/1/2035	USD500	$521
County of Jefferson, Sewer Rev. Warrants, Series 2024, 5.00% 10/1/2034	500	551
Southeast Energy Auth., Cooperative Dist., Gas Supply Rev. Bonds, Series 2025-F, 5.25% 11/1/2055 (put 11/1/ 2035)	600	648
		1,720
Arizona 0.83%
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (Legacy Traditional Schools Projects), Series 2021-A, 4.00% 7/1/2041 (a)	60	53
County of Maricopa, Industrial Dev. Auth., Rev. Bonds (Verrado Marketplace Project), Series 2025, 4.375% 5/1/2033 (a)	200	196
		249
Arkansas 0.55%
Dev. Fin. Auth., Resource Recovery Rev. Bonds (Weyerhaeuser Co. Project), Series 2025, AMT, 3.875% 10/15/2065 (put 10/15/2032)	165	164
California 9.66%
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2025-C, 5.00% 12/1/2055 (put 10/1/2033)	500	522
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2025-E, 5.00% 10/1/2056 (put 5/ 1/2035)	500	536
Municipal Fin. Auth., Municpal Certs., Series 2025-1, 3.242% 2/20/2041 (b)	426	390
Palomar Health, Rev. Ref. Bonds, Series 2016, 5.00% 11/1/2030	50	50
Palomar Pomerado Health, GO Bonds, CAB, 2004 Election, Series 2010-A, 0% 8/1/2035	50	30
Palomar Pomerado Health, GO Bonds, CAB, 2004 Election, Series 2010-A, 0% 8/1/2036	5	3
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2023-1 (Public Facs.), Special Tax Bonds, Series 2025, 4.50% 9/1/2040	135	133
City and County of San Francisco, Airport Commission, San Francisco International Airport, Rev. Ref. Bonds, Series 2023-A, AMT, 5.00% 5/1/2027	1,205	1,231
		2,895
Colorado 3.57%
Town of Erie, Westerly Metropolitan Dist. No. 4, Limited Tax GO Bonds, Series 2021-A, 4.125% 12/1/2031	615	598
City of Lone Tree, Rampart Range Metropolitan Dist. No. 5, Limited Tax Supported and Special Rev. Bonds, Series 2021, 4.00% 12/1/2036	500	472
		1,070
District of Columbia 1.69%
Rev. Bonds (DC International School Issue), Series 2019, 5.00% 7/1/2039	500	507
Capital Group Completion Fund Series — Page 26 of 34

unaudited
Bonds, notes & other debt instruments (continued) Municipals (continued) Florida 8.63%	Principal amount (000)	Value (000)
County of Alachua, Health Facs. Auth., Continuing Care Retirement Community Rev. Bonds (Oak Hammock at the University of Florida, Inc. Project), Series 2021, 4.00% 10/1/2027	USD100	$101
Babcock Ranch Community Independent Special Dist., Special Assessment Rev. Bonds, Series 2022, 4.25% 5/1/2032	530	534
Botaniko Community Dev. Dist., Special Assessment Bonds, Series 2020, 3.625% 5/1/2040	500	430
Dev. Fin. Corp., Educational Facs. Rev. Bonds (Mater Academy Projects), Series 2020-A, 5.00% 6/15/2040	420	421
Dev. Fin. Corp., Solid Waste Disposal Rev. Bonds (Waste Pro USA, Inc. Project), Series 2025, AMT, 4.45% 7/1/2037 (put 4/2/2030) (a)	250	252
Greater Orlando Aviation Auth., Special Purpose Airport Facs. Rev. Bonds (United Airlines, Inc. Project), Series 2025, AMT, 5.50% 11/1/2037	500	521
City of North Port, West Villages Improvement Dist., Special Assessment Rev. Bonds (Unit of Dev. No. 7), Series 2021, 3.125% 5/1/2031	350	328
		2,587
Georgia 3.91%
City of Atlanta, Airport General Rev. Bonds, Series 2022-B, AMT, 5.00% 7/1/2027	305	313
City of Atlanta, Airport General Rev. Ref. Bonds, Series 2021-C, AMT, 4.00% 7/1/2039	615	591
County of Bartow, Dev. Auth., Pollution Control Rev. Bonds (Georgia Power Co. Plant Bowen Project), Series 2009, 3.95% 12/1/2032	200	203
County of Coweta, Residential Care Facs. for the Elderly Auth., Rev. Bonds (Wesley Woods of Newnan - Peachtree City Project), Series 2021, 4.00% 3/1/2041	75	65
		1,172
Illinois 3.92%
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2025-B, 5.00% 12/1/2040	350	338
City of Chicago, GO Bonds, Series 2024-A, 5.00% 1/1/2043	550	538
Fin. Auth., Rev. Ref. Bonds (Smith Crossing), Series 2022, 4.00% 10/15/2030	300	298
		1,174
Indiana 0.84%
Indiana Secondary Market for Education Loans, Inc., Student Loan Program Rev. Bonds, Series 2025-1A, AMT, 5.00% 6/1/2031	205	214
Indiana Secondary Market for Education Loans, Inc., Student Loan Program Rev. Bonds, Series 2025-1A, AMT, 4.00% 6/1/2046	40	38
		252
Iowa 1.83%
Fin. Auth., Single Family Mortgage Bonds, Series 2022-A, 3.00% 1/1/2052	560	549
Mississippi 1.67%
Business Fin. Corp., Solid Waste Disposal, Rev. Bonds (Waste Pro USA, Inc. Project), Series 2025-A, AMT, 4.375% 2/1/2048 (put 8/2/2027) (a)	500	502
New Hampshire 2.56%
National Fin. Auth., Municipal Certs., Series 2025-3, Class A-1, 4.493% 2/20/2041 (b)	748	766
New York 9.30%
Build NYC Resource Corp., Rev. Bonds (Riverspring Health Senior Living, Inc. Project), Series 2026-B-4, 5.00% 12/ 15/2031	130	128
Capital Group Completion Fund Series — Page 27 of 34

unaudited
Bonds, notes & other debt instruments (continued) Municipals (continued) New York (continued)	Principal amount (000)	Value (000)
New York City GO Bonds, Fiscal 2026, Series 2026-D, 5.00% 10/1/2041	USD1,000	$1,084
Transportation Dev. Corp., Special Facs. Rev. Green Bonds (John. F. Kennedy International Airport New Terminal One Project), Series 2024, AMT, 5.25% 6/30/2039	1,475	1,574
		2,786
North Carolina 2.93%
Housing Fin. Agcy., Home Ownership Rev. Bonds (1998 Trust Agreement), Series 59-A, 6.25% 1/1/2057	775	877
Oklahoma 5.26%
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds (Homeownership Loan Program), Series 2025-C, 6.50% 3/1/2057	1,000	1,140
Trustees of the Tulsa Municipal Airport Trust, Rev. Bonds (American Airlines, Inc. Project), Series 2025, AMT, 6.25% 12/1/2040	400	438
		1,578
Pennsylvania 4.74%
Berks County Municipal Auth. Rev. Bonds (Tower Health Project), Series 2024-A-3, 5.00% 6/30/2039	498	469
Econ. Dev. Fncg. Auth., Rev. Bonds (Presbyterian Senior Living Project), Series 2021, 4.00% 7/1/2030	265	268
Higher Education Assistance Agcy., Education Loan Rev. Bonds, Series 2025-1A, AMT, 4.75% 6/1/2046	80	78
Maxatawny Township, Municipal Auth. Rev. Bonds (Diakon Lutheran Social Ministries Project), Series 2022-A, 5.00% 1/1/2040	250	255
Township of West Cornwall, Municipal Auth., Healthcare Facs. Rev. Bonds (Lebanon Valley Brethren Home Project), Series 2021-A, 4.00% 11/15/2036	365	352
		1,422
Puerto Rico 4.62%
Electric Power Auth., Power Rev. Bonds, Series 2010-XX, 4.75% 7/1/2026 (c)	100	67
Electric Power Auth., Power Rev. Bonds, Series 2010-AAA, 5.25% 7/1/2027 (c)	200	133
GO Restructured Bonds, Series 2022-A-1, 4.00% 7/1/2041	500	463
GO Taxable Bonds, Series 2022, 0% 11/1/2043 (b)	193	129
GO Taxable Bonds, CAB, Series 2022, 0% 11/1/2051	856	594
		1,386
Rhode Island 0.45%
Student Loan Auth., Education Loan Rev. Bonds, Series 2022-A, AMT, 4.125% 12/1/2041	140	135
South Carolina 2.89%
Connector 2000 Assn., Inc., Toll Road Rev. Bonds, CAB, Series 2011-A-1, 0% 1/1/2042	255	89
Jobs-Econ. Dev. Auth., Health Care Facs. Rev. and Rev. Ref. Bonds (Rolling Green Village Project), Series 2025-B, 4.00% 12/1/2030	260	261
Jobs-Econ. Dev. Auth., Health Care Facs. Rev. and Rev. Ref. Bonds (Rolling Green Village Project), Series 2025-A, 5.00% 12/1/2035	500	515
		865
Texas 8.75%
Allen Independent School Dist. Unlimited Tax Rev. Ref. Bonds, Series 2025-A, 5.00% 2/15/2027	150	153
Driftwood Conservation Dist., Unlimited Tax Utility Bonds, Series 2025, AGI, 4.00% 4/1/2037	410	411
City of Houston, Airport System Rev. and Rev. Ref. Bonds, Series 2018-B, 5.00% 7/1/2027	325	333
City of Houston, Airport System Special Facs. Rev. Ref. Bonds (United Airlines, Inc. Terminal Improvement Projects), Series 2020-A, AMT, 5.00% 7/1/2027	100	102
City of Houston, Airport System Special Facs. Rev. Ref. Bonds (United Airlines, Inc. Terminal Improvement Projects), Series 2025-B, AMT, 5.50% 7/15/2036	500	525
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Bonds, notes & other debt instruments (continued) Municipals (continued) Texas (continued)	Principal amount (000)	Value (000)
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Brazos Presbyterian Homes, Inc. Project), Series 2025, 5.00% 1/1/2029	USD640	$662
Round Rock Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2025-C, 5.00% 8/1/2027	200	207
Tarrant County Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Air Force Villages Obligated Group), Series 2016, 5.00% 5/15/2037	230	230
		2,623
Virgin Islands 1.65%
Matching Fund Special Purpose Securitization Corp., Matching Fund Securitization Bonds, Series 2022-A, 5.00% 10/1/2032	475	495
Virginia 1.18%
County of James City, Econ. Dev. Auth., Residential Care Fac. Rev. Ref. Bonds (Williamsburg Landing), Series 2021-A, 4.00% 12/1/2040	50	47
Virginia Beach Dev. Auth., Residential Care Fac. Rev. Bonds (Westminster-Canterbury on Chesapeake Bay), Series 2023-B-3, 5.375% 9/1/2029	305	307
		354
Wisconsin 8.58%
Health and Educational Facs. Auth., Rev. Bonds (Capital Lakes, Inc.), Series 2025-B, 4.25% 11/15/2029	500	500
Public Fin. Auth., Charter School Rev. Bonds (Rocketship Tennessee Obligated Group - Issue No. 1), Series 2025-A, 5.00% 6/1/2035 (a)	560	567
Public Fin. Auth., Rev. Ref. Bonds (Celanese Corp.), Series 2016-C, AMT, 4.30% 11/1/2030	1,000	998
Public Fin. Auth., Special Facs. Rev. Bonds (Sky Harbour Capital III, LLC Aviation Facs. Project), Series 2026, AMT, 6.00% 7/1/2060 (put 1/1/2031) (a)	500	506
		2,571
Total municipals		28,699
Total bonds, notes & other debt instruments (cost: $28,916,000)		28,699
Short-term securities 1.73% Municipals 1.73%
City of Valdez, Marine Terminal Rev. Ref. Bonds (Exxon Pipeline Co. Project), Series 1993-A, 2.90% 12/1/2033 (b)	200	200
Fin. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2019, AMT, 3.45% 11/1/2044 (put 11/2/2026) (d)	120	120
Health and Education Facs. Auth., Rev. Bonds (Dartmouth College Issue), Series 2007-B, 2.85% 6/1/2041 (b)	200	200
		520
Total short-term securities (cost: $520,000)		520
Total investment securities 97.48% (cost: $29,436,000)		29,219
Other assets less liabilities 2.51%		754
Net assets 100.00%		$29,973

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(a)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $2,076,000, which represented 6.93% of the net assets of the fund.

(b)
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.

(c)	Scheduled interest and/or principal payment was not received.
(d)	For short-term securities, the mandatory put date is considered to be the maturity date.

Key to abbreviation
Agcy. = Agency
AGI = Assured Guaranty insured
AMT = Alternative Minimum Tax
Assn. = Association
Auth. = Authority
CAB = Capital Appreciation Bonds
Certs. = Certificates
Dev. = Development
Dist. = District
Econ. = Economic
Fac. = Facility
Facs. = Facilities
Fin. = Finance
Fncg. = Financing
GO = General Obligation
Ref. = Refunding
Rev. = Revenue
USD = U.S. dollars
Capital Group Completion Fund Series — Page 30 of 34

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Valuation disclosures

Capital Research and Management Company (“CRMC”), the series’ investment adviser, values the funds’ investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by each fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date
Methods and inputs — The series’ investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the funds are authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the series’ investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series ("Central Funds"), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded futures are generally valued at the official on the exchange or market on which such instruments are traded, as of the close of business on the day are being valued. Forward currency contracts are valued based on the spot and forward exchange rates obtained from a third-party pricing vendor. Swaps are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, and terms of the contract.
The following table presents the average month-end notional amounts of futures contracts, forward currency contracts, interest rate swaps and credit default swaps for each fund while held (dollars in thousands):
	Futures contracts	Forward currency contracts	Interest rate swaps	Credit default swaps
Capital Group Core Bond Completion Fund	$45,065	$571	$5,541	$3,371
Capital Group Core Plus Completion Fund	58,222	977	3,300	14,984
Capital Group Completion Fund Series — Page 31 of 34

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Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the series’ investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the series’ investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of each fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The funds’ board of trustees has designated the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The funds’ board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The series’ investment adviser classifies each fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The funds’ valuation levels as of March 31, 2026, were as follows (dollars in thousands):
Capital Group Core Bond Completion Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds and notes	$—	$22,136	$—	$22,136
Mortgage-backed obligations	—	7,621	—	7,621
Asset-backed obligations	—	5,207	—	5,207
Bonds & notes of governments & government agencies outside the U.S.	—	1,316	—	1,316
U.S. Treasury bonds & notes	—	901	—	901
Municipals	—	190	—	190
Short-term securities	89	—	—	89
Total	$89	$37,371	$—	$37,460
Liabilities:
TBA sale commitments:
Mortgage-backed obligations	—	(5,165)	—	(5,165)

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	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$141	$—	$—	$141
Unrealized appreciation on open forward currency contracts	—	2	—	2
Unrealized appreciation on centrally cleared interest rate swaps	—	64	—	64
Unrealized appreciation on bilateral interest rate swaps	—	8	—	8
Unrealized appreciation on centrally cleared credit default swaps	—	11	—	11
Liabilities:
Unrealized depreciation on futures contracts	(353)	—	—	(353)
Unrealized depreciation on open forward currency contracts	—	(1)	—	(1)
Unrealized depreciation on bilateral interest rate swaps	—	(48)	—	(48)
Unrealized depreciation on centrally cleared interest rate swaps	—	(8)	—	(8)
Unrealized depreciation on centrally cleared credit default swaps	—	— †	—	— †
Total	$(212)	$28	$—	$(184)
*
Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.
†
Amount less than one thousand.
Capital Group Core Plus Completion Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds and notes	$—	$18,159	$—	$18,159
Mortgage-backed obligations	—	8,437	—	8,437
Asset-backed obligations	—	7,884	—	7,884
Bonds & notes of governments & government agencies outside the U.S.	—	1,943	—	1,943
Loans	—	424	—	424
U.S. Treasury bonds & notes	—	170	—	170
Convertible bonds & notes	—	32	—	32
Convertible stocks	22	—	—	22
Common stocks	40	—	—	40
Short-term securities	51	—	—	51
Total	$113	$37,049	$—	$37,162
Liabilities:
TBA sale commitments:
Mortgage-backed obligations	—	(3,964)	—	(3,964)
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	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$226	$—	$—	$226
Unrealized appreciation on open forward currency contracts	—	2	—	2
Unrealized appreciation on centrally cleared interest rate swaps	—	15	—	15
Unrealized appreciation on centrally cleared credit default swaps	—	33	—	33
Liabilities:
Unrealized depreciation on futures contracts	(556)	—	—	(556)
Unrealized depreciation on open forward currency contracts	—	(5)	—	(5)
Total	$(330)	$45	$—	$(285)
*
Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.
Capital Group Municipal Income Completion Fund

As of March 31, 2026, all of the fund’s investment securities were classified as Level 2.
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the series prospectus and summary prospectuses, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at capitalgroup.com. Fund shares offered through Capital Client Group, Inc.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
Capital Client Group, Inc., member FINRA.
© 2026 Capital Group. All rights reserved.
MFGEFP1-199-0526
Capital Group Completion Fund Series — Page 34 of 34